UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/12

The following N-Q relates only to the Registrant’s series listed below and does not affect Dreyfus Core Equity Fund, a series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for Dreyfus Core Equity Fund, as appropriate.

Dreyfus BASIC S&P 500 Stock Index Fund

Dreyfus Bond Market Index Fund

Dreyfus Disciplined Stock Fund

Dreyfus Money Market Reserves

Dreyfus AMT-Free Municipal Reserves

Dreyfus U.S. Treasury Reserves

Dreyfus Small Cap Fund

Dreyfus Opportunistic Fixed Income Fund

Dreyfus Tax Managed Growth Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus BASIC S&P 500 Stock Index Fund
July 31, 2012 (Unaudited)

Common Stocks--96.8%	Shares	Value ($)
Automobiles & Components--.6%
BorgWarner	11,323a	759,773
Ford Motor	381,632	3,526,280
Goodyear Tire & Rubber	23,381a	267,712
Harley-Davidson	22,940	991,696
Johnson Controls	66,748	1,645,338
		7,190,799
Banks--2.9%
BB&T	70,053	2,197,563
Comerica	19,700	595,137
Fifth Third Bancorp	91,818	1,268,925
First Horizon National	27,008	222,276
Hudson City Bancorp	53,099	337,179
Huntington Bancshares	86,295	536,323
KeyCorp	94,398	753,296
M&T Bank	12,648	1,085,704
People's United Financial	33,414	382,924
PNC Financial Services Group	52,308	3,091,403
Regions Financial	141,795	986,893
SunTrust Banks	54,212	1,282,114
U.S. Bancorp	189,051	6,333,208
Wells Fargo & Co.	529,471	17,901,415
Zions Bancorporation	16,958	308,636
		37,282,996
Capital Goods--7.6%
3M	69,255	6,318,134
Boeing	74,785	5,527,359
Caterpillar	65,136	5,485,103
Cooper Industries	15,788	1,134,841
Cummins	18,820	1,804,838
Danaher	56,741	2,996,492
Deere & Co.	39,445	3,030,165
Dover	17,948	977,628
Eaton	34,036b	1,492,138
Emerson Electric	73,385	3,505,601
Fastenal	29,428	1,268,935
Flowserve	5,348	641,653
Fluor	16,242	805,278
General Dynamics	36,146	2,293,102
General Electric	1,055,582	21,903,326
Honeywell International	77,859	4,519,715
Illinois Tool Works	47,368	2,573,977
Ingersoll-Rand	30,100	1,276,541
Jacobs Engineering Group	12,757a	492,037
Joy Global	10,125	525,892
L-3 Communications Holdings	9,626	682,387
Lockheed Martin	26,683	2,381,991
Masco	35,859	431,384
Northrop Grumman	25,178	1,666,784
PACCAR	35,095	1,404,151
Pall	11,645	621,959
Parker Hannifin	14,858	1,193,395
Precision Castparts	14,416	2,242,553
Quanta Services	21,058a	484,123
Raytheon	33,356	1,850,591
Rockwell Automation	13,901	936,371
Rockwell Collins	14,326	724,466
Roper Industries	9,866	981,174
Snap-on	5,560	376,857
Stanley Black & Decker	16,928	1,132,314

Textron	27,173	707,857
Tyco International	45,800	2,516,252
United Technologies	90,943	6,769,797
W.W. Grainger	6,089	1,247,210
Xylem	17,726	425,069
		97,349,440
Commercial & Professional Services--.5%
Avery Dennison	9,802	301,804
Cintas	10,888	431,491
Dun & Bradstreet	4,467	358,209
Equifax	11,676	546,904
Iron Mountain	17,895	576,398
Pitney Bowes	18,302b	244,515
R.R. Donnelley & Sons	19,526b	236,655
Republic Services	31,124	900,417
Robert Half International	14,795	399,613
Stericycle	8,282a	768,984
Waste Management	45,494	1,564,994
		6,329,984
Consumer Durables & Apparel--.9%
Coach	28,171	1,389,675
D.R. Horton	26,451	466,331
Fossil	5,076a	363,898
Harman International Industries	7,104	286,646
Hasbro	11,611b	415,906
Leggett & Platt	13,061	302,754
Lennar, Cl. A	16,210b	473,494
Mattel	33,471	1,177,175
Newell Rubbermaid	29,322	517,533
NIKE, Cl. B	36,305	3,389,072
Pulte Group	34,361a	388,279
Ralph Lauren	6,369	919,301
VF	8,724	1,302,493
Whirlpool	7,672	518,320
		11,910,877
Consumer Services--1.8%
Apollo Group, Cl. A	11,086a	301,539
Carnival	45,600	1,517,568
Chipotle Mexican Grill	3,121a	912,362
Darden Restaurants	12,386	633,915
DeVry	5,914	116,092
H&R Block	28,967	467,238
International Game Technology	29,492	333,849
Marriott International, Cl. A	26,533	966,332
McDonald's	101,341	9,055,832
Starbucks	75,808	3,432,586
Starwood Hotels & Resorts
Worldwide	19,626c	1,062,748
Wyndham Worldwide	14,426	750,873
Wynn Resorts	7,648	717,000
Yum! Brands	45,656	2,960,335
		23,228,269
Diversified Financials--5.3%
American Express	99,950	5,768,115
Ameriprise Financial	22,332	1,155,011
Bank of America	1,074,858	7,889,458
Bank of New York Mellon	118,913	2,530,469
BlackRock	12,608	2,146,638
Capital One Financial	57,354	3,239,927
Charles Schwab	105,740	1,335,496
Citigroup	292,490	7,935,254
CME Group	33,050	1,722,236
Discover Financial Services	52,082	1,872,869
E*TRADE Financial	23,390a	178,466
Federated Investors, Cl. B	8,548b	171,900
Franklin Resources	14,313	1,645,279

Goldman Sachs Group	48,975	4,941,577
IntercontinentalExchange	7,186a	942,947
Invesco	44,534	985,537
JPMorgan Chase & Co.	379,408	13,658,688
Legg Mason	12,591	308,731
Leucadia National	19,749	428,158
Moody's	19,237	779,676
Morgan Stanley	152,716	2,086,101
NASDAQ OMX Group	13,159	298,709
Northern Trust	24,343	1,105,172
NYSE Euronext	25,222	642,657
SLM	50,875	813,491
State Street	48,337	1,951,848
T. Rowe Price Group	24,944	1,515,348
		68,049,758
Energy--10.9%
Alpha Natural Resources	21,006a	147,252
Anadarko Petroleum	49,387	3,429,433
Apache	38,636	3,327,332
Baker Hughes	44,052	2,040,489
Cabot Oil & Gas	21,179	893,542
Cameron International	24,582a	1,235,737
Chesapeake Energy	64,822b	1,219,950
Chevron	196,580	21,541,236
ConocoPhillips	126,174	6,868,913
CONSOL Energy	21,804	631,880
Denbury Resources	38,241a	578,204
Devon Energy	40,539	2,396,666
Diamond Offshore Drilling	7,169b	468,996
Ensco, Cl. A	23,006	1,249,916
EOG Resources	27,008	2,647,054
EQT	14,401	812,216
Exxon Mobil	465,703	40,446,306
FMC Technologies	23,119a	1,043,129
Halliburton	91,557	3,033,283
Helmerich & Payne	10,643	494,899
Hess	30,631	1,444,558
Kinder Morgan	49,833	1,784,520
Marathon Oil	69,969	1,852,079
Marathon Petroleum	34,348	1,624,660
Murphy Oil	19,414	1,041,755
Nabors Industries	28,164a	389,790
National Oilwell Varco	42,060	3,040,938
Newfield Exploration	13,218a	403,546
Noble	25,584	946,608
Noble Energy	17,884	1,563,598
Occidental Petroleum	80,927	7,043,077
Peabody Energy	26,004	542,964
Phillips 66	63,254	2,378,350
Pioneer Natural Resources	12,303	1,090,415
QEP Resources	17,667	530,540
Range Resources	16,410	1,027,266
Rowan Companies	12,551a	440,917
Schlumberger	132,995	9,477,224
Southwestern Energy	34,957a	1,162,320
Spectra Energy	65,509	2,010,471
Sunoco	11,226	540,981
Tesoro	13,231a	365,837
Valero Energy	54,797	1,506,917
Williams	61,819	1,965,226
WPX Energy	18,813	300,067
		138,981,057
Food & Staples Retailing--2.4%
Costco Wholesale	43,097	4,145,069
CVS Caremark	127,904	5,787,656
Kroger	55,740	1,235,756

Safeway	26,140b	406,477
Sysco	57,938	1,702,798
Wal-Mart Stores	172,003	12,802,183
Walgreen	85,659	3,114,561
Whole Foods Market	16,433	1,508,221
		30,702,721
Food, Beverage & Tobacco--6.4%
Altria Group	203,015	7,302,450
Archer-Daniels-Midland	65,378	1,705,712
Beam	15,728	988,977
Brown-Forman, Cl. B	9,942	930,174
Campbell Soup	16,952b	561,281
Coca-Cola	224,789	18,162,951
Coca-Cola Enterprises	29,574	867,110
ConAgra Foods	40,871	1,009,105
Constellation Brands, Cl. A	16,689a	470,797
Dean Foods	16,760a	207,321
Dr. Pepper Snapple Group	21,453	977,828
General Mills	64,848	2,509,618
H.J. Heinz	31,855	1,758,715
Hershey	14,766	1,059,313
Hormel Foods	13,526	377,511
J.M. Smucker	11,375	873,600
Kellogg	24,041	1,146,756
Kraft Foods, Cl. A	176,902	7,024,778
Lorillard	13,263	1,706,152
McCormick & Co.	13,171	801,850
Mead Johnson Nutrition	20,281	1,479,702
Molson Coors Brewing, Cl. B	15,576	659,176
Monster Beverage	15,150a	1,007,020
PepsiCo	155,919	11,339,989
Philip Morris International	169,964	15,541,508
Reynolds American	32,474	1,502,572
Tyson Foods, Cl. A	29,114	437,001
		82,408,967
Health Care Equipment & Services--3.6%
Aetna	34,914	1,258,999
AmerisourceBergen	25,202	1,000,519
Baxter International	54,550	3,191,721
Becton Dickinson & Co.	20,135	1,524,421
Boston Scientific	147,027a	760,130
C.R. Bard	8,257	803,076
Cardinal Health	34,826	1,500,652
CareFusion	21,833a	532,944
Cerner	14,600a	1,079,232
Cigna	28,586	1,151,444
Coventry Health Care	14,545	484,785
Covidien	48,313	2,699,730
DaVita	9,266a	911,960
DENTSPLY International	14,397	523,187
Edwards Lifesciences	11,565a	1,170,378
Express Scripts Holding	80,460a	4,661,852
Humana	16,178	996,565
Intuitive Surgical	3,924a	1,889,406
Laboratory Corp. of America
Holdings	9,656a,b	811,973
McKesson	23,355	2,118,999
Medtronic	104,010	4,100,074
Patterson	8,749	298,341
Quest Diagnostics	15,873	927,459
St. Jude Medical	31,560	1,179,082
Stryker	32,013	1,665,636
Tenet Healthcare	41,625a	192,308
UnitedHealth Group	103,394	5,282,399
Varian Medical Systems	10,930a	596,559
WellPoint	32,892	1,752,815

Zimmer Holdings	17,271	1,017,780
		46,084,426
Household & Personal Products--2.3%
Avon Products	41,405	641,363
Clorox	13,166	957,300
Colgate-Palmolive	47,354	5,083,925
Estee Lauder, Cl. A	21,924	1,148,379
Kimberly-Clark	39,222	3,408,784
Procter & Gamble	273,024	17,620,969
		28,860,720
Insurance--3.4%
ACE	33,900	2,491,650
Aflac	46,920	2,054,158
Allstate	48,693	1,670,170
American International Group	63,083a	1,972,605
Aon	32,830	1,615,236
Assurant	8,962	324,514
Berkshire Hathaway, Cl. B	175,257a	14,868,804
Chubb	26,798	1,947,947
Cincinnati Financial	16,022	606,272
Genworth Financial, Cl. A	49,307a	248,507
Hartford Financial Services Group	42,932	706,231
Lincoln National	28,705	575,535
Loews	29,865	1,182,355
Marsh & McLennan	54,099	1,796,628
MetLife	105,068	3,232,942
Principal Financial Group	30,979	792,753
Progressive	59,438	1,173,306
Prudential Financial	46,251	2,232,998
Torchmark	9,829	488,993
Travelers	38,631	2,420,232
Unum Group	28,531	538,951
XL Group	31,384	648,080
		43,588,867
Materials--3.2%
Air Products & Chemicals	20,952	1,685,169
Airgas	6,628	525,733
Alcoa	106,781	904,435
Allegheny Technologies	10,606	318,498
Ball	15,153	629,759
Bemis	9,859	303,164
CF Industries Holdings	6,543	1,280,858
Cliffs Natural Resources	13,966	571,070
Dow Chemical	119,530	3,440,073
E.I. du Pont de Nemours & Co.	93,616	4,652,715
Eastman Chemical	15,526	811,699
Ecolab	29,322	1,919,125
FMC	14,068	769,520
Freeport-McMoRan Copper & Gold	93,954	3,163,431
International Flavors & Fragrances	7,897	440,179
International Paper	43,570	1,429,532
MeadWestvaco	17,352	492,797
Monsanto	53,035	4,540,857
Mosaic	29,261	1,700,357
Newmont Mining	49,680	2,209,270
Nucor	31,637	1,240,170
Owens-Illinois	16,527a	304,923
PPG Industries	15,197	1,663,464
Praxair	29,585	3,069,740
Sealed Air	19,318	312,952
Sherwin-Williams	8,669	1,164,680
Sigma-Aldrich	11,748	812,962
Titanium Metals	7,164	83,532
United States Steel	14,450b	298,392
Vulcan Materials	12,884	499,126
		41,238,182

Media--3.3%
Cablevision Systems (NY Group),
Cl. A	21,298	326,711
CBS, Cl. B	64,167	2,147,028
Comcast, Cl. A	268,903	8,752,793
DIRECTV, Cl. A	64,931a	3,224,473
Discovery Communications, Cl. A	25,471a	1,289,597
Gannett	22,345	315,288
Interpublic Group of Cos.	45,264	446,756
McGraw-Hill	27,311	1,282,525
News, Cl. A	208,576	4,801,420
Omnicom Group	27,024	1,356,064
Scripps Networks Interactive, Cl.
A	8,978	483,465
Time Warner	95,201	3,724,263
Time Warner Cable	31,150	2,645,569
Viacom, Cl. B	52,993	2,475,303
Walt Disney	178,265	8,759,942
Washington Post, Cl. B	493b	166,881
		42,198,078
Pharmaceuticals, Biotech & Life Sciences--8.0%
Abbott Laboratories	156,875	10,402,381
Agilent Technologies	34,645	1,326,557
Alexion Pharmaceuticals	18,985a	1,990,577
Allergan	30,401	2,495,010
Amgen	77,626	6,411,908
Biogen Idec	23,958a	3,493,795
Bristol-Myers Squibb	168,597	6,002,053
Celgene	43,470a	2,975,956
Eli Lilly & Co.	101,161	4,454,119
Forest Laboratories	25,751a	863,946
Gilead Sciences	75,062a	4,078,118
Hospira	16,180a	562,255
Johnson & Johnson	273,635b	18,941,015
Life Technologies	17,632a	773,692
Merck & Co.	303,156	13,390,401
Mylan	42,327a	974,791
PerkinElmer	11,378	290,708
Perrigo	9,351	1,066,201
Pfizer	746,136	17,937,109
Thermo Fisher Scientific	36,870	2,052,553
Waters	8,953a	693,678
Watson Pharmaceuticals	12,889a	1,003,151
		102,179,974
Real Estate--2.2%
American Tower	39,097c	2,827,104
Apartment Investment & Management,
Cl. A	14,637c	401,493
AvalonBay Communities	9,366c	1,377,645
Boston Properties	15,057c	1,669,821
CBRE Group, Cl. A	31,010a	483,136
Equity Residential	29,878c	1,891,576
HCP	41,463c	1,957,468
Health Care REIT	21,546c	1,340,808
Host Hotels & Resorts	70,762c	1,038,786
Kimco Realty	39,279c	765,548
Plum Creek Timber	15,802c	641,403
ProLogis	45,071c	1,457,145
Public Storage	14,277c	2,126,559
Simon Property Group	30,003c	4,815,181
Ventas	29,018c	1,951,461
Vornado Realty Trust	18,665c	1,558,528
Weyerhaeuser	54,174c	1,264,963
		27,568,625
Retailing--3.8%
Abercrombie & Fitch, Cl. A	8,753	295,851

Amazon.com	35,953a	8,387,835
AutoNation	4,768a,b	188,002
AutoZone	2,778a	1,042,389
Bed Bath & Beyond	23,133a	1,409,956
Best Buy	29,509b	533,818
Big Lots	6,967a	282,233
CarMax	22,031a	613,123
Dollar Tree	23,808a	1,198,495
Expedia	9,226	525,790
Family Dollar Stores	11,264	744,325
GameStop, Cl. A	13,389b	214,492
Gap	33,328	982,843
Genuine Parts	15,366	983,885
Home Depot	152,687	7,967,208
J.C. Penney	13,799b	310,615
Kohl's	23,868	1,186,717
Limited Brands	24,588	1,169,159
Lowe's	116,973	2,967,605
Macy's	41,036	1,470,730
Netflix	5,526a,b	314,153
Nordstrom	16,198	876,960
O'Reilly Automotive	12,367a	1,060,347
Priceline.com	4,935a	3,265,687
Ross Stores	22,532	1,497,026
Sears Holdings	4,131a,b	204,443
Staples	68,586	873,786
Target	65,491	3,972,029
Tiffany & Co.	12,306b	675,969
TJX	73,938	3,273,975
TripAdvisor	9,226a	345,145
Urban Outfitters	11,981a	366,020
		49,200,611
Semiconductors & Semiconductor Equipment--2.1%
Advanced Micro Devices	57,047a	231,611
Altera	32,211	1,141,880
Analog Devices	30,138	1,177,793
Applied Materials	126,520	1,377,803
Broadcom, Cl. A	48,813a	1,653,784
First Solar	5,256a,b	81,678
Intel	501,471	12,887,805
KLA-Tencor	16,046	816,902
Lam Research	19,668a,b	676,776
Linear Technology	22,009	709,790
LSI	55,300a	381,570
Microchip Technology	18,573b	619,967
Micron Technology	95,874a	595,378
NVIDIA	61,296a	829,948
Teradyne	19,316a	284,138
Texas Instruments	113,473	3,091,005
Xilinx	25,602	829,505
		27,387,333
Software & Services--9.2%
Accenture, Cl. A	64,112	3,865,954
Adobe Systems	49,910a	1,541,221
Akamai Technologies	18,433a	648,473
Autodesk	22,525a	764,048
Automatic Data Processing	48,690	2,753,420
BMC Software	16,442a	651,103
CA	35,445	853,161
Citrix Systems	18,742a	1,362,169
Cognizant Technology Solutions,
Cl. A	30,584a	1,736,254
Computer Sciences	15,574	383,432
eBay	114,813a	5,086,216
Electronic Arts	32,089a	353,621
Fidelity National Information

Services	23,771	747,360
Fiserv	13,353a	936,446
Google, Cl. A	25,344a	16,041,992
International Business Machines	114,916	22,521,238
Intuit	29,045	1,685,191
MasterCard, Cl. A	10,604	4,629,388
Microsoft	744,858	21,950,965
Oracle	386,852	11,682,930
Paychex	32,616	1,066,217
Red Hat	19,504a	1,046,585
SAIC	25,700	297,349
Salesforce.com	13,862a	1,723,878
Symantec	72,582a	1,143,167
Teradata	17,039a	1,152,177
Total System Services	16,675	394,364
VeriSign	16,074a	714,007
Visa, Cl. A	49,696	6,414,263
Western Union	61,013	1,063,457
Yahoo!	120,946a	1,915,785
		117,125,831
Technology Hardware & Equipment--7.8%
Amphenol, Cl. A	15,975	940,608
Apple	93,112a	56,869,085
Cisco Systems	532,345	8,490,903
Corning	149,455	1,705,282
Dell	147,451a	1,751,718
EMC	209,708a	5,496,447
F5 Networks	7,913a	738,916
FLIR Systems	14,691	300,431
Harris	11,445	476,684
Hewlett-Packard	197,688	3,605,829
Jabil Circuit	18,243	395,873
JDS Uniphase	20,883a,b	205,489
Juniper Networks	51,244a	898,307
Lexmark International, Cl. A	7,518	131,490
Molex	14,098b	354,142
Motorola Solutions	28,781	1,391,274
NetApp	35,316a	1,153,774
QUALCOMM	170,949	10,202,236
SanDisk	23,716a	975,439
Seagate Technology	37,372	1,121,907
TE Connectivity	43,100	1,422,731
Western Digital	22,446a	892,677
Xerox	134,724	933,637
		100,454,879
Telecommunication Services--3.2%
AT&T	584,114	22,149,603
CenturyLink	62,231	2,585,076
Crown Castle International	25,483a	1,576,888
Frontier Communications	96,003b	376,332
MetroPCS Communications	29,985a	262,669
Sprint Nextel	303,115a	1,321,581
Verizon Communications	283,177	12,782,610
Windstream	56,069b	558,447
		41,613,206
Transportation--1.8%
C.H. Robinson Worldwide	15,773	833,603
CSX	102,981	2,362,384
Expeditors International of
Washington	20,443	727,158
FedEx	31,567	2,850,500
Norfolk Southern	32,947	2,439,725
Ryder System	4,585	180,832
Southwest Airlines	77,224	709,689
Union Pacific	47,522	5,826,672
United Parcel Service, Cl. B	95,719	7,237,314

		23,167,877
Utilities--3.6%
AES	63,816a	769,621
AGL Resources	11,162	452,061
Ameren	23,320	797,777
American Electric Power	48,592	2,052,526
CenterPoint Energy	43,303	911,961
CMS Energy	26,565	655,093
Consolidated Edison	28,777	1,856,117
Dominion Resources	56,564	3,071,991
DTE Energy	17,198	1,055,441
Duke Energy	69,716	4,725,350
Edison International	32,508	1,501,219
Entergy	17,350	1,260,824
Exelon	84,396	3,301,572
FirstEnergy	41,953	2,106,880
Integrys Energy Group	7,680	464,947
NextEra Energy	41,421	2,936,749
NiSource	27,288	698,300
Northeast Utilities	30,625	1,221,325
NRG Energy	22,467	445,296
ONEOK	20,878	929,280
Pepco Holdings	23,268b	464,429
PG&E	42,395	1,956,953
Pinnacle West Capital	10,508	562,598
PPL	56,843	1,642,763
Public Service Enterprise Group	50,452	1,677,024
SCANA	11,519	566,389
Sempra Energy	23,987	1,688,925
Southern	86,812	4,179,998
TECO Energy	21,694	394,614
Wisconsin Energy	22,906	933,190
Xcel Energy	48,616	1,424,449
		46,705,662
Total Common Stocks
(cost $957,480,749)		1,240,809,139
	Principal
Short-Term Investments--.2%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.08%, 9/20/12
(cost $2,174,746)	2,175,000[d]	2,174,796

Other Investment--3.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $38,360,968)	38,360,968[e]	38,360,968
Investment of Cash Collateral for
Securities Loaned--2.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $27,492,326)	27,492,326[e]	27,492,326
Total Investments (cost $1,025,508,789)	102.1%	1,308,837,229
Liabilities, Less Cash and Receivables	(2.1%)	(26,959,083)
Net Assets	100.0%	1,281,878,146

REIT-Real Estate Investment Trust

a Non-income producing security.
b Security, or portion thereof, on loan. At July 31, 2012, the value of the fund's securities on loan $27,071,059 and the value of the collateral held by the fund was $27,692,236, consisting of cash collateral of $27,492,326 and U.S Government & Agency securities valued at $199,910.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures positions.
e Investment in affiliated money market mutual fund.

At July 31, 2012, net unrealized appreciation on investments was $283,328,440 of which $407,919,762 related to appreciated investment securities and $124,591,322 related to depreciated investment securities. At July 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Energy	10.9
Software & Services	9.2
Pharmaceuticals, Biotech & Life Sciences	8.0
Technology Hardware & Equipment	7.8
Capital Goods	7.6
Food, Beverage & Tobacco	6.4
Diversified Financials	5.3
Short-Term/Money Market Investments	5.3
Retailing	3.8
Health Care Equipment & Services	3.6
Utilities	3.6
Insurance	3.4
Media	3.3
Materials	3.2
Telecommunication Services	3.2
Banks	2.9
Food & Staples Retailing	2.4
Household & Personal Products	2.3
Real Estate	2.2
Semiconductors & Semiconductor Equipment	2.1
Consumer Services	1.8
Transportation	1.8
Consumer Durables & Apparel	.9
Automobiles & Components	.6
Commercial & Professional Services	.5
102.1

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 7/31/2012	($)
Financial Futures Long
Standard & Poor's 500 E-mini	598	41,100,540	September 2012	1,748,088

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,239,559,223	-	-	1,239,559,223
Equity Securities - Foreign+	1,249,916	-	-	1,249,916
Mutual Funds	65,853,294	-	-	65,853,294
U.S. Treasury	-	2,174,796	-	2,174,796
Other Financial Instruments:
Financial Futures++	1,748,088	-	-	1,748,088

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the

Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Bond Market Index Fund
July 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.6%	Rate (%)	Date	Amount ($)		Value ($)
Asset - Backed Certificates--.0%
AEP Texas Central Transition
Funding, Ser. 2002-1, Cl. A4	5.96	7/15/15	172,059		178,501
Asset-Backed Ctfs./Auto Receivables--.0%
Ford Credit Auto Owner Trust,
Ser. 2009-A, Cl. A4	6.07	5/15/14	605,220		616,646
Asset-Backed Ctfs./Credit Cards--.1%
Bank One Issuance Trust,
Ser. 2003-C3, Cl. C3	4.77	2/16/16	200,000		206,369
Capital One Multi-Asset Execution
Trust, Ser. 2007-A7, Cl. A7	5.75	7/15/20	565,000		690,572
Citibank Credit Card Issuance
Trust, Ser. 2003-A10, Cl. A10	4.75	12/10/15	500,000		529,486
					1,426,427
Commercial Mortgage Pass-Through Ctfs.--2.1%
Banc of America Commercial
Mortgage, Ser. 2005-3, Cl. A4	4.67	7/10/43	1,000,000		1,097,365
Banc of America Commercial
Mortgage, Ser. 2005-4, Cl. A5B	5.00	7/10/45	1,800,000	a	1,938,918
Banc of America Commercial
Mortgage, Ser. 2007-1, Cl. A4	5.45	1/15/49	1,000,000		1,146,431
Banc of America Commercial
Mortgage, Ser. 2007-4, Cl. A4	5.92	2/10/51	300,000	a	352,273
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,
Cl. A4	4.68	8/13/39	350,000	a	360,588
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T10,
Cl. A2	4.74	3/13/40	369,467		375,184
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-PWR9,
Cl. A4A	4.87	9/11/42	900,000		994,841
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. A4	5.89	9/11/38	850,000	a	977,714
Citigroup Commercial Mortgage
Trust, Ser. 2006-C4, Cl. A3	5.92	3/15/49	225,000	a	258,355
Citigroup Commercial Mortgage
Trust, Ser. 2008-C7, Cl. A4	6.26	12/10/49	1,100,000	a	1,311,006
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2005-CD1,
Cl. A4	5.39	7/15/44	1,900,000	a	2,129,121
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2006-CD2,
Cl. A4	5.48	1/15/46	85,000	a	95,401
Commercial Mortgage Pass Through
Certificates, Ser. 2004-LB4A,
Cl. A5	4.84	10/15/37	4,000,000		4,207,226
Credit Suisse First Boston
Mortgage Securities,
Ser. 2004-C3, Cl. A5	5.11	7/15/36	1,245,000	a	1,332,398
Credit Suisse Mortgage Capital
Certificates, Ser. 2006-C3,
Cl. A3	6.01	6/15/38	1,500,000	a	1,718,555
CWCapital Cobalt,
Ser. 2007-C3, Cl. A4	6.00	5/15/46	1,000,000	a	1,140,059
GS Mortgage Securities II,
Ser. 2005-GG4, Cl. A3	4.61	7/10/39	207,674		208,101
GS Mortgage Securities II,
Ser. 2007-GG10, Cl. A4	5.98	8/10/45	1,000,000	a,b	1,130,174
J.P. Morgan Chase Commercial
Mortgage Securities,

Ser. 2004-CB8, Cl. A4	4.40	1/12/39	1,000,000		1,043,213
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-LN2, Cl. A2	5.12	7/15/41	150,000		159,685
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-LDPX, Cl. A3	5.42	1/15/49	1,200,000		1,365,145
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB18, Cl. A4	5.44	6/12/47	350,000		400,945
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-LDP8, Cl. A3B	5.45	5/15/45	225,000		236,371
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB14, Cl. A4	5.48	12/12/44	500,000	a	560,598
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB20, Cl. A4	5.79	2/12/51	1,000,000	a	1,176,898
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP3, Cl. A4A	4.94	8/15/42	600,000	a	663,535
LB-UBS Commercial Mortgage Trust,
Ser. 2003-C3, Cl. A4	4.17	5/15/32	475,000		484,140
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C7, Cl. A6	4.79	10/15/29	4,028,000	a	4,320,578
LB-UBS Commercial Mortgage Trust,
Ser. 2005-C3, Cl. AJ	4.84	7/15/40	500,000		512,792
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C6, Cl. A6	5.02	8/15/29	275,000	a	293,970
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A3	5.43	2/15/40	1,200,000		1,361,875
Merrill Lynch Mortgage Trust,
Ser. 2003-KEY1, Cl. A4	5.24	11/12/35	500,000	a	522,335
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A6	5.39	11/12/37	375,000	a	421,013
Merrill Lynch Mortgage Trust,
Ser. 2007-C1, Cl. A4	6.04	6/12/50	1,000,000	a	1,127,827
Merrill Lynch/Countrywide
Commercial Mortgage,
Ser. 2007-7, Cl. ASB	5.75	6/12/50	671,064	a	702,178
Merrill Lynch/Countrywide
Commercial Mortgage,
Ser. 2007-7, Cl. A4	5.81	6/12/50	1,200,000	a	1,311,350
Morgan Stanley Capital I,
Ser. 2004-T13, Cl. A4	4.66	9/13/45	1,000,000		1,041,815
Morgan Stanley Capital I,
Ser. 2004-T15, Cl. A4	5.27	6/13/41	3,160,000	a	3,369,627
Morgan Stanley Capital I,
Ser. 2007-IQ14, Cl. A4	5.69	4/15/49	1,300,000	a	1,450,418
Morgan Stanley Capital I,
Ser. 2006-HQ9, Cl. A4	5.73	7/12/44	500,000	a	574,535
Morgan Stanley Dean Witter Capital
I, Ser. 2003-HQ2, Cl. A2	4.92	3/12/35	387,211		392,303
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C20, Cl. A7	5.12	7/15/42	800,000	a	886,276
Wachovia Bank Commercial Mortgage
Trust, Ser. 2004-C11, Cl. A5	5.22	1/15/41	800,000	a	852,187
Wachovia Bank Commercial Mortgage
Trust, Ser. 2007-C31, Cl. A4	5.51	4/15/47	2,500,000		2,783,685
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C28, Cl. A3	5.68	10/15/48	150,000		161,493
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C27, Cl. A3	5.77	7/15/45	1,150,000	a	1,320,976
					50,271,473
Consumer Discretionary--2.2%
Avon Products,
Sr. Unscd. Notes	4.20	7/15/18	250,000	b	254,982

CBS,
Gtd. Notes	5.50	5/15/33	250,000	277,213
CBS,
Gtd. Debs.	7.88	7/30/30	80,000	110,074
Comcast Cable Communications
Holdings, Gtd. Notes	9.46	11/15/22	304,000	457,330
Comcast,
Gtd. Notes	6.45	3/15/37	1,900,000	2,483,606
Costco Wholesale,
Sr. Unscd. Notes	5.50	3/15/17	500,000	604,480
COX Communications,
Sr. Unscd. Bonds	5.50	10/1/15	450,000	510,363
COX Communications,
Unscd. Notes	7.13	10/1/12	275,000	277,851
CVS Caremark,
Sr. Unscd. Notes	4.88	9/15/14	2,200,000	2,390,491
CVS Caremark,
Sr. Unscd. Notes	5.75	6/1/17	100,000	119,709
CVS Caremark,
Sr. Unscd. Notes	6.25	6/1/27	500,000	650,168
Daimler Finance North America,
Gtd. Notes	6.50	11/15/13	225,000	241,447
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	200,000	318,281
DirecTV Holdings and Financing,
Sr. Gtd. Notes	5.15	3/15/42	1,000,000	1,080,756
DirecTV Holdings,
Gtd. Notes	6.00	8/15/40	800,000	935,385
Discovery Communications,
Gtd. Notes	6.35	6/1/40	700,000	913,025
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	2,550,000	2,952,903
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	650,000	880,163
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	2,800,000	3,180,831
Lowe's Cos.,
Sr. Unscd. Notes	6.65	9/15/37	850,000	1,185,339
Macy's Retail Holdings,
Gtd. Notes	6.38	3/15/37	830,000	1,015,497
McDonald's,
Sr. Unscd. Notes	5.35	3/1/18	1,050,000	1,270,398
NBCUniversal Media,
Sr. Unscd. Notes	5.15	4/30/20	1,500,000	1,782,306
News America,
Gtd. Notes	6.20	12/15/34	250,000	307,298
News America,
Gtd. Notes	6.40	12/15/35	1,000,000	1,255,193
News America,
Gtd. Notes	6.65	11/15/37	360,000	466,694
News America,
Gtd. Debs.	7.75	12/1/45	100,000	137,827
News America,
Gtd. Notes	8.25	8/10/18	150,000	190,028
Procter & Gamble,
Sr. Unscd. Notes	4.95	8/15/14	2,625,000	2,864,156
Procter & Gamble,
Sr. Unscd. Notes	5.55	3/5/37	300,000	417,152
Starbucks,
Sr. Unscd. Bonds	6.25	8/15/17	750,000	908,220
Target,
Sr. Unscd. Notes	5.38	5/1/17	400,000	478,380
Target,
Sr. Unscd. Debs.	7.00	7/15/31	125,000	179,858
Target,
Sr. Unscd. Notes	7.00	1/15/38	680,000	1,023,344
Thomson Reuters,
Gtd. Notes	6.50	7/15/18	800,000	989,749

Time Warner Cable,
Gtd. Debs.	6.55	5/1/37	350,000	447,428
Time Warner Cable,
Gtd. Debs.	7.30	7/1/38	495,000	677,812
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	3,000,000	3,996,792
Time Warner Cos.,
Gtd. Debs.	6.95	1/15/28	325,000	416,556
Time Warner,
Sr. Unscd. Note	4.75	3/29/21	1,500,000	1,734,005
Time Warner,
Gtd. Notes	7.63	4/15/31	1,100,000	1,499,813
Viacom,
Sr. Unscd. Notes	5.63	9/15/19	1,500,000	1,807,622
Viacom,
Sr. Unscd. Notes	6.88	4/30/36	235,000	322,498
Wal-Mart Stores,
Sr. Unscd. Notes	3.63	7/8/20	4,100,000	4,655,521
Wal-Mart Stores,
Sr. Unscd. Notes	5.25	9/1/35	600,000	771,428
Wal-Mart Stores,
Sr. Unscd. Notes	6.50	8/15/37	635,000	955,819
Walt Disney,
Sr. Unscd. Notes, Ser. B	7.00	3/1/32	150,000	226,882
Walt Disney,
Sr. Unscd. Debs.	7.55	7/15/93	100,000	132,177
Wyndham Worldwide,
Sr. Unscd. Notes	4.25	3/1/22	1,400,000	1,436,371
Xerox,
Sr. Unscd. Notes	6.75	2/1/17	750,000	877,680
Yum! Brands,
Sr. Unscd. Notes	6.88	11/15/37	650,000	910,865
				53,979,766
Consumer Staples--1.3%
Altria Group,
Gtd. Notes	9.70	11/10/18	1,850,000	2,641,972
Altria Group,
Gtd. Notes	9.95	11/10/38	650,000	1,097,110
Anheuser-Busch Cos.,
Gtd. Bonds	5.00	1/15/15	1,000,000	1,096,182
Anheuser-Busch Cos.,
Gtd. Notes	5.50	1/15/18	145,000	174,636
Anheuser-Busch Inbev Worldwide
Gtd. Notes	5.38	1/15/20	2,500,000	3,068,665
Archer-Daniels-Midland,
Sr. Unscd. Notes	5.45	3/15/18	130,000	156,610
Bottling Group,
Gtd. Notes	4.63	11/15/12	350,000	354,187
Coca-Cola,
Sr. Unscd. Notes	3.30	9/1/21	2,000,000	2,203,484
ConAgra Foods,
Sr. Unscd. Notes	7.00	10/1/28	350,000	449,927
Diageo Capital,
Gtd. Notes	5.75	10/23/17	720,000	878,314
Diageo Finance,
Gtd. Notes	5.30	10/28/15	125,000	142,007
Diageo Investment,
Gtd. Notes	4.25	5/11/42	1,000,000	1,143,013
Dr. Pepper Snapple Group,
Gtd. Notes	6.82	5/1/18	1,700,000	2,110,989
General Mills,
Sr. Unscd. Notes	5.70	2/15/17	1,300,000	1,557,231
H.J. Heinz,
Sr. Unscd. Debs.	6.38	7/15/28	100,000	123,180
Hershey,
Sr. Unscd. Debs.	8.80	2/15/21	30,000	43,450
Kellogg,
Sr. Unscd. Debs., Ser. B	7.45	4/1/31	340,000	487,810

Kraft Foods,
Gtd. Notes	5.00	6/4/42	1,150,000	c	1,305,815
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	2,975,000		3,648,403
Kraft Foods,
Sr. Unscd. Notes	6.50	2/9/40	365,000		503,806
Kroger,
Gtd. Notes	7.50	4/1/31	800,000		1,064,849
Nabisco,
Sr. Unscd. Debs.	7.55	6/15/15	640,000		755,464
Pepsi Bottling Group,
Gtd. Notes, Ser. B	7.00	3/1/29	800,000		1,156,931
Pepsico,
Sr. Unscd. Notes	7.90	11/1/18	1,000,000		1,353,643
Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	760,000		934,060
Philip Morris International,
Sr. Unscd. Notes	6.88	3/17/14	3,200,000		3,527,283
Reynolds American,
Gtd. Notes	7.63	6/1/16	170,000		205,631
Safeway,
Sr. Unscd. Notes	5.80	8/15/12	210,000		210,365
SYSCO,
Gtd. Notes	5.38	9/21/35	350,000		458,419
					32,853,436
Energy--1.9%
Anadarko Petroleum,
Sr. Unscd. Notes	5.95	9/15/16	350,000		405,385
Anadarko Petroleum,
Sr. Unscd. Notes	6.45	9/15/36	150,000		190,300
Apache,
Sr. Unscd. Notes	6.00	1/15/37	380,000		509,036
Baker Hughes,
Sr. Unscd. Notes	5.13	9/15/40	1,000,000		1,250,757
BP Capital Markets,
Gtd. Notes	5.25	11/7/13	2,500,000		2,651,897
Canadian Natural Resources,
Sr. Unscd. Notes	4.90	12/1/14	350,000		383,076
Canadian Natural Resources,
Sr. Unscd. Notes	6.25	3/15/38	1,180,000		1,565,160
ConocoPhillips Holding,
Sr. Unscd. Notes	6.95	4/15/29	125,000		180,283
ConocoPhillips,
Gtd. Notes	5.90	10/15/32	500,000		654,233
ConocoPhillips,
Gtd. Notes	6.50	2/1/39	1,000,000		1,466,960
Devon Financing,
Gtd. Debs.	7.88	9/30/31	275,000		409,681
EnCana,
Sr. Unscd. Bonds	7.20	11/1/31	625,000		762,977
Energy Transfer Partners,
Sr. Unscd. Bonds	7.50	7/1/38	1,055,000		1,265,615
Enterprise Products Operating,
Gtd. Notes, Ser. G	5.60	10/15/14	995,000		1,094,011
Enterprise Products Operating,
Gtd. Bonds, Ser. L	6.30	9/15/17	1,925,000		2,320,218
Halliburton,
Sr. Unscd. Notes	6.15	9/15/19	1,200,000		1,502,214
Hess,
Sr. Unscd. Bonds	7.88	10/1/29	175,000		234,814
Hess,
Sr. Unscd. Notes	8.13	2/15/19	1,200,000		1,576,988
Kerr-McGee,
Gtd. Notes	6.95	7/1/24	600,000		775,334
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.95	1/15/38	1,075,000		1,353,964
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	7.40	3/15/31	350,000		440,862

Marathon Oil,
Sr. Unscd. Notes	6.60	10/1/37	350,000	466,758
Mobil,
Sr. Unscd. Bonds	8.63	8/15/21	15,000	22,707
Nabors Industries,
Gtd. Notes	9.25	1/15/19	1,250,000	1,626,840
Nexen,
Sr. Unscd. Notes	5.88	3/10/35	125,000	147,932
Nexen,
Sr. Unscd. Notes	7.50	7/30/39	1,000,000	1,403,240
Occidental Petroleum,
Sr. Unscd. Notes, Ser. 1	4.10	2/1/21	1,700,000	1,965,402
ONEOK Partners,
Gtd. Notes	6.15	10/1/16	545,000	637,900
ONEOK Partners,
Gtd. Notes	6.85	10/15/37	60,000	73,762
ONEOK,
Sr. Unscd. Notes	5.20	6/15/15	200,000	218,823
Petro-Canada,
Sr. Unscd. Notes	4.00	7/15/13	450,000	464,035
Plains All American Pipeline,
Gtd. Notes	6.13	1/15/17	525,000	614,028
Sempra Energy,
Sr. Unscd. Notes	6.00	10/15/39	1,100,000	1,474,921
Shell International Finance,
Gtd. Notes	4.30	9/22/19	2,600,000	3,074,477
Shell International Finance,
Gtd. Notes	6.38	12/15/38	500,000	753,583
Spectra Energy Capital,
Sr. Unscd. Notes	8.00	10/1/19	225,000	294,204
Statoil,
Gtd. Notes	5.25	4/15/19	1,600,000	1,933,194
Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/38	950,000	1,242,990
Talisman Energy,
Sr. Unscd. Notes	6.25	2/1/38	200,000	235,964
Tennessee Gas Pipeline,
Sr. Unscd. Debs.	7.00	10/15/28	390,000	507,443
Tennessee Gas Pipeline,
Sr. Unscd Debs.	7.63	4/1/37	70,000	94,142
TransCanada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	660,000	1,037,135
Trans-Canada Pipelines,
Sr. Unscd. Notes	5.85	3/15/36	200,000	269,425
Trans-Canada Pipelines,
Sr. Unscd. Notes	6.20	10/15/37	75,000	103,338
Transocean,
Gtd. Notes	7.50	4/15/31	875,000	1,066,655
Valero Energy,
Gtd. Notes	6.63	6/15/37	1,115,000	1,353,912
Valero Energy,
Gtd. Notes	7.50	4/15/32	170,000	216,712
Weatherford International,
Gtd. Notes	6.75	9/15/40	1,000,000	1,157,878
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	800,000	1,012,441
XTO Energy,
Sr. Unscd. Notes	6.75	8/1/37	625,000	1,008,499
				45,472,105
Financial--7.4%
Aegon,
Sr. Unscd. Notes	4.75	6/1/13	375,000	385,941
Allstate,
Sr. Unscd. Notes	5.00	8/15/14	125,000	135,875
Allstate,
Sr. Unscd. Notes	5.55	5/9/35	175,000	210,996
Allstate,
Sr. Unscd. Debs.	6.75	5/15/18	350,000	431,059

Allstate,
Sr. Unscd. Notes	7.45	5/16/19	1,850,000	2,424,299
American Express,
Sr. Unscd. Notes	6.15	8/28/17	700,000	848,326
American Express,
Sr. Unscd. Notes	8.15	3/19/38	1,100,000	1,816,221
American International Group,
Sr. Unscd. Notes	5.60	10/18/16	600,000	663,139
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	1,000,000	1,127,508
American International Group,
Sr. Unscd. Notes	8.25	8/15/18	2,100,000	2,593,594
AXA,
Sub. Bonds	8.60	12/15/30	165,000	181,602
Bank of America,
Sr. Unscd. Notes	5.13	11/15/14	350,000	369,662
Bank of America,
Sr. Unscd. Notes	5.38	6/15/14	250,000	262,114
Bank of America,
Sr. Unscd. Notes	5.63	10/14/16	575,000	628,809
Bank of America,
Sr. Unscd. Notes, Ser. L	5.65	5/1/18	965,000	1,066,670
Bank of America,
Sr. Unscd. Notes	5.75	12/1/17	2,450,000	2,707,916
Bank of America,
Sub. Notes	7.80	9/15/16	235,000	264,845
Barclays Bank,
Sr. Unscd. Notes	6.75	5/22/19	1,300,000	1,522,379
BB&T,
Sr. Unscd. Notes	3.38	9/25/13	3,400,000	3,502,520
BB&T,
Sub. Notes	4.75	10/1/12	325,000	327,189
BB&T,
Sub. Notes	4.90	6/30/17	150,000	166,368
Bear Stearns,
Sr. Unscd. Notes	5.30	10/30/15	100,000	110,090
Bear Stearns,
Sub. Notes	5.55	1/22/17	500,000	553,792
Bear Stearns,
Sr. Unscd. Notes	6.40	10/2/17	540,000	645,978
Bear Stearns,
Sr. Unscd. Notes	7.25	2/1/18	270,000	334,333
Berkshire Hathaway Finance,
Gtd. Notes	4.85	1/15/15	1,850,000	2,041,172
Blackrock,
Sr. Unscd. Notes, Ser. 2	5.00	12/10/19	500,000	585,114
BNP Paribas,
Gtd. Notes	5.00	1/15/21	1,400,000	1,501,073
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	500,000	548,775
Boston Properties,
Sr. Unscd. Bonds	5.63	11/15/20	1,400,000	1,654,745
Capital One Bank,
Sr. Unscd. Notes	5.13	2/15/14	200,000	210,529
Caterpillar Financial Services,
Sr. Unscd. Notes	6.13	2/17/14	2,600,000	2,824,585
Chubb,
Sr. Unscd. Notes	6.00	5/11/37	540,000	741,905
Citigroup,
Sub. Notes	5.00	9/15/14	3,230,000	3,366,558
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	4,400,000	4,525,492
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	5,385,000	6,157,683
Citigroup,
Sub. Notes	6.13	8/25/36	575,000	594,119
Citigroup,
Sr. Unscd. Debs.	6.63	1/15/28	100,000	113,797

Citigroup,
Sr. Unscd. Notes	6.88	3/5/38	700,000	882,916
Citigroup,
Unscd. Notes	8.50	5/22/19	760,000	966,277
CNA Financial,
Sr. Unscd. Notes	6.50	8/15/16	100,000	113,723
Credit Suisse New York,
Sr. Unscd. Notes	5.30	8/13/19	2,000,000	2,338,494
Credit Suisse USA,
Bank Gtd. Notes	5.38	3/2/16	200,000	221,949
Credit Suisse USA,
Bank Gtd. Notes	5.50	8/15/13	1,000,000	1,041,481
Deutsche Bank AG London,
Sr. Unscd. Notes	6.00	9/1/17	845,000	979,859
ERP Operating,
Sr. Unscd. Notes	5.20	4/1/13	600,000	616,377
ERP Operating,
Sr. Unscd. Notes	5.38	8/1/16	95,000	107,947
Fifth Third Bank,
Sub. Notes	8.25	3/1/38	1,000,000	1,393,520
First Tennessee Bank,
Sub. Notes	5.65	4/1/16	250,000	263,277
Ford Motor Credit,
Sr. Unscd. Notes	5.88	8/2/21	3,000,000	3,318,744
General Electric Capital,
Sr. Unscd. Notes	5.00	1/8/16	375,000	416,303
General Electric Capital,
Sr. Unscd. Notes, Ser. A	5.45	1/15/13	650,000	664,951
General Electric Capital,
Notes	5.63	9/15/17	1,000,000	1,178,006
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	1,335,000	1,578,683
General Electric Capital,
Sr. Unscd. Notes	5.88	1/14/38	2,000,000	2,440,136
General Electric Capital,
Sr. Unscd. Notes	6.15	8/7/37	850,000	1,062,974
General Electric Capital,
Sr. Unscd. Notes, Ser. A	6.75	3/15/32	1,000,000	1,301,143
Golden West Financial,
Sr. Unscd. Notes	4.75	10/1/12	1,000,000	1,006,735
Goldman Sachs Capital I,
Gtd. Cap. Secs.	6.35	2/15/34	350,000	341,179
Goldman Sachs Group,
Sr. Unscd. Notes	4.75	7/15/13	2,800,000	2,894,581
Goldman Sachs Group,
Sr. Unscd. Notes	5.95	1/18/18	4,715,000	5,246,725
Goldman Sachs Group,
Sr. Unscd. Notes	6.13	2/15/33	475,000	514,623
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	680,000	763,907
Goldman Sachs Group,
Sr. Unscd. Notes	6.25	9/1/17	190,000	214,655
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	2,000,000	2,062,562
Goldman Sachs Group,
Sr. Unscd. Notes	7.50	2/15/19	1,000,000	1,180,255
Hartford Financial Services Group,
Sr. Unscd. Notes	6.30	3/15/18	580,000	646,420
HCP,
Sr. Unscd. Notes	5.38	2/1/21	1,500,000	1,745,223
HSBC Finance,
Sr. Unscd. Notes	4.75	7/15/13	700,000	724,076
HSBC Finance,
Sr. Unscd. Notes	5.50	1/19/16	2,625,000	2,887,728
HSBC Holdings,
Sr. Unscd. Notes	5.10	4/5/21	1,500,000	1,727,153
HSBC Holdings,
Sub. Notes	6.50	5/2/36	1,350,000	1,584,548

HSBC Holdings,
Sub. Notes	6.50	9/15/37	555,000	649,851
Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	200,000	196,000
Jefferies Group,
Sr. Unscd. Debs.	6.45	6/8/27	35,000	35,000
John Deere Capital,
Sr. Unscd. Notes	3.15	10/15/21	1,900,000	2,038,898
JP Morgan Chase,
Sub. Notes	6.00	10/1/17	150,000	174,777
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.15	7/5/16	1,500,000	1,578,555
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.70	1/20/15	5,700,000	6,010,000
JPMorgan Chase & Co.,
Sub. Notes	5.13	9/15/14	2,525,000	2,712,539
JPMorgan Chase & Co.,
Sub. Notes	5.15	10/1/15	3,950,000	4,320,937
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	2,000,000	2,370,004
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.30	4/23/19	1,500,000	1,807,849
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	650,000	852,231
KeyBank,
Sub. Notes	6.95	2/1/28	100,000	122,137
Korea Development Bank,
Sr. Unscd. Notes	3.88	5/4/17	2,500,000	2,670,068
Korea Development Bank,
Sr. Unscd. Notes	5.50	11/13/12	350,000	354,761
Landwirtschaftliche Rentenbank,
Gov't Gtd. Bonds	5.13	2/1/17	950,000	1,121,957
Lincoln National,
Sr. Unscd. Notes	6.15	4/7/36	950,000	1,051,954
Lion Connecticut Holdings,
Gtd. Debs.	7.63	8/15/26	50,000	61,999
Marsh & McLennan Cos.,
Sr. Unscd. Notes	5.88	8/1/33	275,000	332,560
Mercantile Bankshares,
Sub. Notes, Ser. B	4.63	4/15/13	200,000	204,975
Merrill Lynch & Co.,
Sr. Unscd. Notes	5.45	7/15/14	565,000	596,588
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.05	8/15/12	1,235,000b	1,237,188
Merrill Lynch & Co.,
Sub. Notes	6.05	5/16/16	575,000	610,347
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	1,665,000	1,881,522
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	4/25/18	2,640,000	3,050,900
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	11/15/18	150,000	174,717
MetLife,
Sr. Unscd. Notes	5.00	11/24/13	225,000	237,540
MetLife,
Sr. Unscd. Notes	6.38	6/15/34	1,400,000	1,858,143
Morgan Stanley,
Sub. Notes	4.75	4/1/14	1,580,000	1,616,825
Morgan Stanley,
Sr. Unscd. Notes	5.45	1/9/17	1,100,000	1,136,096
Morgan Stanley,
Sr. Unscd. Notes	5.75	10/18/16	175,000	184,028
Morgan Stanley,
Sr. Unscd. Notes	6.63	4/1/18	2,700,000	2,892,904
Morgan Stanley,
Sr. Unscd. Notes	7.25	4/1/32	300,000	337,129
Morgan Stanley,
Sr. Unscd. Notes	7.30	5/13/19	1,300,000	1,436,555

National City,
Sub. Notes	6.88	5/15/19	1,800,000	2,200,990
National Rural Utilities
Cooperative Finance, Coll.
Trust Bonds	5.45	2/1/18	1,100,000	1,322,419
Nomura Holdings,
Sr. Unscd. Notes	6.70	3/4/20	1,600,000	1,847,931
Oesterreichische Kontrollbank,
Govt. Gtd. Notes	4.88	2/16/16	1,500,000	1,692,792
PNC Funding,
Bank Gtd. Notes	5.25	11/15/15	225,000	251,429
Principal Financial Group,
Gtd. Notes	6.05	10/15/36	225,000	269,898
Progressive,
Sr. Unscd. Notes	6.63	3/1/29	100,000	130,227
ProLogis,
Gtd. Notes	6.88	3/15/20	1,400,000	1,727,683
Prudential Financial,
Sr. Unscd. Notes, Ser. B	4.75	4/1/14	350,000	369,512
Prudential Financial,
Sr. Unscd. Notes, Ser. B	5.10	9/20/14	250,000	270,809
Prudential Financial,
Sr. Unscd. Notes, Ser. D	7.38	6/15/19	2,800,000	3,483,133
Rabobank Nederland,
Bank Gtd. Notes	5.25	5/24/41	1,150,000	1,362,476
Realty Income,
Sr. Unscd. Notes	5.95	9/15/16	100,000	113,741
Regency Centers,
Gtd. Notes	5.88	6/15/17	200,000	229,537
Royal Bank of Scotland,
Bank Gtd. Notes	3.95	9/21/15	4,200,000	4,316,441
Simon Property Group,
Sr. Unscd. Notes	5.25	12/1/16	1,400,000	1,593,826
SLM,
Sr. Unscd. Notes, Ser. A	5.00	10/1/13	100,000	104,000
SLM,
Sr. Unscd. Notes, Ser. A	5.00	4/15/15	450,000	467,467
SLM,
Sr. Unscd. Notes	8.00	3/25/20	760,000	856,900
SouthTrust,
Sub. Notes	5.80	6/15/14	500,000	535,735
State Street Bank & Trust,
Sub. Notes	5.25	10/15/18	200,000	234,256
Swiss Re Solutions Holding,
Sr. Unscd. Notes	7.00	2/15/26	150,000	181,476
Travelers Cos.,
Sr. Unscd. Notes	5.50	12/1/15	960,000	1,090,039
Travelers Property & Casualty,
Gtd. Notes	5.00	3/15/13	250,000	257,231
UBS AG/Stamford,
Sr. Sub. Notes	5.88	7/15/16	75,000	80,452
UBS AG/Stamford,
Sr. Unscd. Notes	5.88	12/20/17	760,000	881,220
UBS,
Sr. Unscd. Notes	4.88	8/4/20	3,800,000	4,213,702
Unilever Capital,
Gtd. Notes	5.90	11/15/32	1,000,000	1,422,034
US Bank NA/Cincinnati,
Sub. Notes	4.95	10/30/14	45,000	48,999
Wachovia Bank,
Sub. Notes	6.60	1/15/38	415,000	567,776
Wachovia,
Sub. Notes	5.25	8/1/14	200,000	214,707
Wachovia,
Sr. Unscd. Notes	5.75	6/15/17	1,850,000	2,193,556
Wachovia,
Sr. Unscd. Notes	5.75	2/1/18	1,100,000	1,310,344
Wells Fargo & Co.,

Sr. Unscd. Notes	5.63	12/11/17	2,340,000		2,781,535
Wells Fargo Bank,
Sub. Notes	5.75	5/16/16	875,000		998,441
Westpac Banking,
Sub. Notes	4.63	6/1/18	500,000		532,876
Willis North America,
Gtd. Notes	6.20	3/28/17	335,000		378,542
XL Group,
Sr. Unscd. Notes	6.38	11/15/24	1,400,000		1,607,640
					180,633,208
Foreign/Governmental--4.5%
Asian Development Bank,
Sr. Unscd. Notes	1.88	10/23/18	1,750,000		1,845,989
Asian Development Bank,
Sr. Unscd. Notes	2.75	5/21/14	3,500,000		3,657,612
Asian Development Bank,
Sr. Unscd. Notes	4.50	9/4/12	1,750,000		1,756,339
Brazilian Government,
Sr. Unscd. Bonds	5.63	1/7/41	650,000		851,500
Brazilian Government,
Sr. Unscd. Bonds	6.00	1/17/17	2,270,000		2,708,110
Brazilian Government,
Sr. Unscd. Bonds	7.13	1/20/37	575,000		888,375
Brazilian Government,
Unscd. Bonds	8.25	1/20/34	1,000,000		1,682,000
Brazilian Government,
Unscd. Bonds	10.13	5/15/27	500,000		890,000
Chilean Government,
Sr. Unscd. Bonds	5.50	1/15/13	625,000		639,062
Colombian Government,
Sr. Unscd. Bond	6.13	1/18/41	500,000		693,750
Colombian Government,
Sr. Unscd. Notes	7.38	3/18/19	2,000,000		2,670,000
European Investment Bank,
Sr. Unscd. Notes	1.13	8/15/14	7,800,000		7,891,494
European Investment Bank,
Sr. Unscd. Notes	2.88	9/15/20	2,000,000		2,131,202
European Investment Bank,
Sr. Unscd. Bonds	3.25	5/15/13	2,600,000		2,660,265
European Investment Bank,
Sr. Unscd. Notes	4.63	5/15/14	500,000		536,092
European Investment Bank,
Sr. Unscd. Bonds	4.63	10/20/15	350,000		393,032
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	3,700,000	b	4,393,617
Finnish Government,
Sr. Unscd. Bonds	6.95	2/15/26	25,000		35,865
Inter-American Development Bank,
Sr. Unsub. Notes	3.88	9/17/19	2,000,000		2,365,590
Inter-American Development Bank,
Notes	4.25	9/10/18	540,000		644,111
Inter-American Development Bank,
Sr. Unscd. Notes	4.38	9/20/12	1,530,000		1,538,059
Inter-American Development Bank,
Sr. Unscd. Notes	5.13	9/13/16	150,000		177,489
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	2.13	3/15/16	2,400,000	b	2,538,761
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	5.00	4/1/16	700,000		813,133
International Bank for
Reconstruction and
Development, Unsub. Bonds	7.63	1/19/23	700,000		1,061,737
International Finance,
Sr. Unscd. Notes	2.13	11/17/17	2,100,000		2,227,867
Italian Government,
Sr. Unscd. Notes	4.50	1/21/15	50,000		49,739

Italian Government,
Sr. Unscd. Notes	5.25	9/20/16	155,000		153,994
Italian Government,
Sr. Unscd. Notes	5.38	6/12/17	1,450,000		1,440,645
Italian Government,
Sr. Unscd. Notes	5.38	6/15/33	550,000		473,230
Italian Government,
Sr. Unscd. Notes	6.88	9/27/23	610,000		629,801
Japan Bank for International
Cooperation, Sr. Unscd. Notes	2.50	5/18/16	4,800,000		5,107,661
KFW,
Gov't Gtd. Bonds	4.00	10/15/13	1,400,000		1,461,977
KFW,
Gov't Gtd. Bonds	4.00	1/27/20	2,500,000		2,902,248
KFW,
Gov't Gtd. Bonds	4.13	10/15/14	1,200,000		1,298,496
KFW,
Gov't Gtd. Bonds	4.50	7/16/18	3,600,000		4,272,761
KFW,
Gov't Gtd. Notes	4.88	1/17/17	1,240,000		1,456,447
KFW,
Govt Gtd. Notes	4.88	6/17/19	2,000,000		2,442,364
KFW,
Gov't Gtd. Bonds	5.13	3/14/16	625,000		723,750
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	4,000,000		4,714,000
Mexican Government,
Sr. Unscd. Notes	5.95	3/19/19	1,200,000		1,494,000
Mexican Government,
Sr. Unscd. Notes, Ser. A	6.75	9/27/34	1,340,000		1,949,700
Panamanian Government,
Sr. Unscd. Bonds	6.70	1/26/36	700,000		994,700
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	1,760,000		2,265,912
Pemex Project Funding Master
Trust, Gtd. Notes	7.38	12/15/14	400,000		454,000
Peruvian Government,
Sr. Unscd. Bonds	6.55	3/14/37	870,000		1,278,030
Petrobras International Finance,
Gtd. Notes	5.75	1/20/20	2,200,000		2,496,641
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	625,000		708,569
Polish Government,
Sr. Unscd. Notes	5.25	1/15/14	250,000		264,750
Polish Government,
Sr. Unscd. Notes	6.38	7/15/19	1,450,000		1,778,062
Province of British Columbia
Canada, Sr. Unscd. Bonds,
Ser. USD2	6.50	1/15/26	925,000		1,348,718
Province of Manitoba Canada,
Debs., Ser. CB	8.80	1/15/20	10,000		14,761
Province of Manitoba Canada,
Debs.	8.88	9/15/21	450,000		689,913
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	2,300,000		2,642,576
Province of Ontario Canada,
Sr. Unscd. Bonds	4.10	6/16/14	3,000,000		3,202,965
Province of Ontario Canada,
Sr. Unscd. Notes	4.95	11/28/16	1,000,000	b	1,170,458
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	700,000		778,290
Province of Quebec Canada,
Bonds	5.13	11/14/16	3,725,000		4,385,264
Province of Quebec Canada,
Debs., Ser. NJ	7.50	7/15/23	200,000		288,940
Province of Quebec Canada,
Unscd. Debs., Ser. PD	7.50	9/15/29	1,550,000		2,430,154
Province of Saskatchewan Canada,

Debs.	7.38	7/15/13	500,000		534,019
Republic of Korea,
Sr. Unscd. Notes	4.88	9/22/14	200,000		216,060
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	1,000,000		1,293,024
South African Government,
Sr. Unscd. Notes	6.50	6/2/14	170,000		186,830
South African Government,
Sr. Unscd. Notes	6.88	5/27/19	2,100,000		2,677,500
					110,362,000
Health Care--1.8%
Abbott Laboratories,
Sr. Unscd. Notes	5.13	4/1/19	1,500,000		1,825,914
Abbott Laboratories,
Sr. Unscd. Notes	5.88	5/15/16	170,000		201,652
Aetna,
Sr. Unscd. Notes	6.63	6/15/36	300,000		408,124
Amgen,
Sr. Unscd. Notes	4.10	6/15/21	2,000,000		2,206,972
Amgen,
Sr. Unscd. Notes	5.15	11/15/41	1,600,000		1,777,994
Amgen,
Sr. Unscd. Notes	5.85	6/1/17	400,000		475,350
Astrazeneca,
Sr. Unscd. Notes	6.45	9/15/37	520,000		750,924
Baxter International,
Sr. Unsub. Notes	6.25	12/1/37	700,000		1,007,255
Becton Dickinson,
Sr. Unscd. Notes	3.13	11/8/21	1,900,000		2,052,323
Bristol-Myers Squibb,
Sr. Unscd. Notes	5.88	11/15/36	425,000		585,311
Cigna,
Sr. Unscd. Notes	4.50	3/15/21	1,900,000		2,105,042
Covidien International Finance,
Gtd. Notes	6.00	10/15/17	590,000		715,995
Eli Lilly & Co.,
Sr. Unscd. Notes	5.55	3/15/37	750,000		1,007,537
Eli Lilly & Co.,
Sr. Unscd. Notes	7.13	6/1/25	200,000		285,578
Express Scripts,
Gtd. Notes	3.13	5/15/16	2,400,000		2,542,704
GlaxoSmithKline Capital,
Gtd. Notes	4.38	4/15/14	3,200,000		3,418,445
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	740,000		908,021
Johnson & Johnson,
Unscd. Debs.	4.95	5/15/33	170,000		216,551
Johnson & Johnson,
Sr. Unscd. Notes	5.95	8/15/37	470,000		686,759
Medco Health Solutions,
Sr. Unscd. Notes	7.13	3/15/18	1,500,000		1,890,798
Merck & Co.,
Sr. Unscd. Notes	5.30	12/1/13	1,000,000	a	1,064,486
Merck & Co.,
Sr. Unscd. Debs.	6.40	3/1/28	150,000		212,752
Merck & Co.,
Gtd. Notes	6.50	12/1/33	680,000	a	1,032,511
Novartis Securities Investment,
Gtd. Notes	5.13	2/10/19	1,400,000		1,697,457
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	2,400,000		3,096,576
Quest Diagnostic,
Gtd. Notes	3.20	4/1/16	2,500,000		2,639,740
Quest Diagnostic,
Gtd. Notes	5.45	11/1/15	500,000		561,372
Quest Diagnostic,
Gtd. Notes	6.95	7/1/37	50,000		66,008
Sanofi,

Sr. Unscd. Notes	4.00	3/29/21	1,400,000	1,609,639
Teva Pharmaceutical Finance,
Gtd. Notes	3.00	6/15/15	3,400,000	3,625,043
Teva Pharmaceutical Finance,
Gtd. Notes	6.15	2/1/36	85,000	115,939
UnitedHealth Group,
Sr. Unscd. Notes	5.00	8/15/14	300,000	325,273
UnitedHealth Group,
Sr. Unscd. Notes	6.88	2/15/38	810,000	1,169,515
WellPoint,
Sr. Unscd. Notes	5.00	12/15/14	1,000,000	1,088,049
WellPoint,
Sr. Unscd. Notes	5.25	1/15/16	375,000	420,836
WellPoint,
Sr. Unscd. Notes	5.88	6/15/17	65,000	76,881
WellPoint,
Sr. Unscd. Notes	6.80	8/1/12	300,000	300,000
Wyeth,
Gtd. Notes	5.50	2/1/14	150,000	161,284
Wyeth,
Gtd. Notes	5.95	4/1/37	200,000	280,696
Wyeth,
Gtd. Notes	6.50	2/1/34	200,000	291,854
				44,905,160
Industrial--1.4%
3M,
Sr. Unscd. Notes	5.70	3/15/37	750,000	1,070,137
Boeing,
Sr. Unscd. Notes	6.00	3/15/19	2,000,000	2,536,718
Boeing,
Sr. Unscd. Bonds	7.25	6/15/25	150,000	206,072
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	6.15	5/1/37	650,000	844,431
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.00	12/15/25	100,000	136,910
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.95	8/15/30	100,000	145,550
Canadian National Railway,
Sr. Unscd. Notes	6.90	7/15/28	100,000	143,509
Caterpillar,
Sr. Unscd. Notes	2.60	6/26/22	2,300,000	2,398,946
Caterpillar,
Sr. Unscd. Debs.	6.05	8/15/36	375,000	521,562
Caterpillar,
Sr. Unscd. Debs.	7.30	5/1/31	125,000	188,870
Continental Airlines,
Pass-Through Certificates,
Ser. 974A	6.90	7/2/19	146,117	155,980
CSX,
Sr. Unscd. Notes	4.75	5/30/42	1,200,000	1,333,409
Deere & Co.,
Sr. Unscd. Notes	6.95	4/25/14	775,000	860,252
General Dynamics,
Gtd. Notes	4.25	5/15/13	125,000	128,897
General Electric,
Sr. Unscd. Notes	5.00	2/1/13	500,000	511,455
General Electric,
Sr. Unscd. Notes	5.25	12/6/17	1,000,000	1,182,649
Honeywell International,
Sr. Unscd. Notes	3.88	2/15/14	2,656,000	2,800,980
Honeywell International,
Sr. Unscd. Notes	4.25	3/1/13	1,300,000	1,329,665
Koninklijke Philips Electronics,
Sr. Unscd. Notes	5.75	3/11/18	2,000,000	2,404,966
Lockheed Martin,
Sr. Unscd. Notes, Ser. B	6.15	9/1/36	455,000	605,729
Norfolk Southern,
Sr. Unscd. Notes	5.59	5/17/25	10,000	12,498

Norfolk Southern,
Sr. Unscd. Notes	7.05	5/1/37	825,000		1,175,651
Norfolk Southern,
Sr. Unscd. Notes	7.80	5/15/27	250,000		367,887
Northrop Grumman Systems,
Gtd. Debs.	7.75	2/15/31	1,100,000		1,665,605
Raytheon,
Sr. Unscd. Debs.	7.20	8/15/27	150,000		215,216
Republic Services,
Gtd. Notes	6.20	3/1/40	750,000		956,582
Union Pacific,
Sr. Unscd. Debs.	6.63	2/1/29	325,000		440,384
United Parcel Service of America,
Sr. Unscd. Debs.	8.38	4/1/30	10,000	a	15,626
United Parcel Service,
Sr. Unscd. Notes	3.13	1/15/21	1,600,000		1,743,843
United Parcel Service,
Sr. Unscd. Notes	6.20	1/15/38	425,000		617,732
United Technologies,
Notes	3.10	6/1/22	2,100,000		2,263,288
United Technologies,
Sr. Unscd. Notes	4.88	5/1/15	2,750,000		3,064,311
United Technologies,
Sr. Unscd. Notes	5.70	4/15/40	650,000		870,607
United Technologies,
Sr. Unscd. Notes	6.70	8/1/28	50,000		68,762
United Technologies,
Sr. Unscd. Debs.	8.75	3/1/21	50,000		72,236
Waste Management,
Gtd. Notes	6.38	3/11/15	1,600,000		1,808,882
Waste Management,
Gtd. Notes	7.00	7/15/28	150,000		204,942
					35,070,739
Information Technology--.6%
Cisco Systems
Sr. Unscd. Notes	5.50	1/15/40	1,700,000		2,272,886
Dell,
Sr. Unscd. Notes	6.50	4/15/38	1,000,000		1,216,416
Google,
Sr. Unscd. Notes	3.63	5/19/21	300,000		340,813
Hewlett Packard,
Sr. Unscd. Notes	5.50	3/1/18	560,000		633,796
Hewlett-Packard,
Sr. Unscd. Notes	6.00	9/15/41	750,000		846,187
HP Enterprise Services,
Sr. Unscd. Notes, Ser. B	6.00	8/1/13	125,000	a	131,044
Intel,
Sr. Unscd. Notes	3.30	10/1/21	2,100,000		2,300,720
International Business Machines,
Sr. Unscd. Notes	5.60	11/30/39	605,000		838,608
International Business Machines,
Sr. Unscd. Notes	5.70	9/14/17	600,000		735,466
International Business Machines,
Sr. Unscd. Debs.	7.00	10/30/25	225,000		321,060
International Business Machines,
Sr. Unscd. Debs., Ser. A	7.50	6/15/13	75,000		79,753
International Business Machines,
Sr. Unscd. Notes	8.38	11/1/19	300,000		431,802
Microsoft,
Sr. Unscd. Debs	5.20	6/1/39	688,000		908,419
Oracle,
Sr. Unscd. Notes	5.00	7/8/19	1,200,000		1,453,050
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	150,000		184,957
Oracle,
Sr. Unscd. Notes	6.50	4/15/38	500,000		744,496
					13,439,473
Materials--1.1%

Alcoa,
Sr. Unscd. Notes	5.72	2/23/19	612,000	656,295
Arcelormittal,
Sr. Unscd. Notes	7.00	10/15/39	600,000	579,102
Arcelormittal,
Sr. Unscd. Bonds	9.85	6/1/19	1,200,000	1,443,968
Barrick PD Australia Finance,
Gtd. Notes	5.95	10/15/39	1,300,000	1,576,448
BHP Billiton Finance USA,
Gtd. Notes	6.50	4/1/19	1,700,000	2,193,830
BHP-Billiton Finance USA,
Gtd. Notes	4.80	4/15/13	1,175,000	1,211,559
CRH America,
Gtd. Notes	5.30	10/15/13	500,000	522,403
Dow Chemical,
Sr. Unscd. Notes	6.00	10/1/12	2,200,000	2,218,663
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	1,700,000	2,311,920
E.I. Du Pont De Nemours & Co.,
Sr. Unscd. Notes	6.00	7/15/18	560,000	707,223
E.I. Du Pont De Nemours,
Sr. Unscd. Notes	5.25	12/15/16	1,900,000	2,252,925
Ecolab,
Sr. Unscd. Notes	5.50	12/8/41	650,000	816,819
International Paper,
Sr. Unscd. Notes	7.95	6/15/18	1,600,000	2,055,661
Lubrizol,
Gtd. Notes	5.50	10/1/14	150,000	165,709
Newmont Mining,
Gtd. Notes	6.25	10/1/39	1,000,000	1,210,898
Potash of Saskatchewan,
Sr. Unscd. Notes	5.63	12/1/40	1,200,000	1,589,212
Rio Tinto Alcan,
Sr. Unscd. Debs.	7.25	3/15/31	350,000	510,386
Rio Tinto Finance USA,
Gtd. Notes	6.50	7/15/18	1,820,000	2,274,631
Teck Resources,
Gtd. Notes	6.25	7/15/41	1,300,000	1,443,411
Vale Canada,
Sr. Unscd. Bonds	7.20	9/15/32	100,000	117,213
Vale Overseas,
Gtd. Notes	6.25	1/23/17	510,000	587,248
Vale Overseas,
Gtd. Notes	6.88	11/21/36	900,000	1,087,043
Xstrata Canada,
Gtd. Notes	5.50	6/15/17	165,000	183,290
				27,715,857
Municipal Bonds--.6%
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue (Build America
Bonds)	6.26	4/1/49	1,000,000	1,406,970
Bay Area Toll Authority,
San Francisco Bay Area
Subordinate Toll Bridge
Revenue (Build America Bonds)	6.79	4/1/30	695,000	897,092
California,
GO (Various Purpose)	7.50	4/1/34	1,000,000	1,302,960
California,
GO (Various Purpose)	7.55	4/1/39	1,600,000	2,138,928
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	3,630,000	3,501,171
Los Angeles Unified School
District, GO (Build America
Bonds)	5.75	7/1/34	1,600,000	1,962,112
Metropolitan Transportation
Authority, Dedicated Tax Funds
Bonds	7.34	11/15/39	650,000	989,215

New Jersey Turnpike Authority,
Turnpike Revenue (Build
America Bonds)	7.41	1/1/40	780,000		1,177,605
Port Authority of New York and New
Jersey (Consolidated Bonds,
164th Series)	5.65	11/1/40	1,530,000		1,969,202
					15,345,255
Telecommunications--1.3%
America Movil SAB de CV,
Gtd. Notes	6.38	3/1/35	100,000		132,171
AT&T,
Sr. Unscd. Notes	5.10	9/15/14	250,000		273,658
AT&T,
Sr. Unscd. Notes	5.35	9/1/40	1,500,000		1,841,151
AT&T,
Sr. Unscd. Notes	6.30	1/15/38	1,500,000		1,999,554
AT&T,
Gtd. Notes	8.00	11/15/31	470,000	a	742,858
BellSouth Telecommunications,
Sr. Unscd. Debs.	6.38	6/1/28	550,000		680,372
BellSouth,
Sr. Unscd. Bonds	6.55	6/15/34	100,000		123,606
British Telecommunications,
Sr. Unscd. Notes	5.95	1/15/18	580,000		689,091
British Telecommunications,
Sr. Unscd. Notes	9.63	12/15/30	175,000	a	280,383
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	8.50	11/15/18	850,000		1,185,521
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	500,000		584,670
Deutsche Telekom International
Finance, Gtd. Bonds	8.75	6/15/30	900,000	a	1,330,908
Embarq,
Sr. Unscd. Notes	8.00	6/1/36	1,250,000		1,370,592
France Telecom,
Sr. Unscd. Notes	8.50	3/1/31	945,000	a	1,404,254
GTE,
Gtd. Debs.	6.94	4/15/28	100,000		132,702
KPN,
Sr. Unscd. Bonds	8.38	10/1/30	250,000		337,317
Motorola Solutions,
Sr. Unscd. Debs.	7.50	5/15/25	1,450,000		1,829,455
New Cingular Wireless Services,
Sr. Unscd. Notes	8.75	3/1/31	720,000		1,163,345
Pacific-Bell Telephone,
Gtd. Bonds	7.13	3/15/26	310,000		420,157
Qwest,
Sr. Unscd. Debs.	6.88	9/15/33	330,000		334,125
Rogers Communications,
Gtd. Notes	6.38	3/1/14	760,000		826,619
Telecom Italia Capital,
Gtd. Notes	4.95	9/30/14	3,000,000		2,996,250
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	900,000		920,250
Telecom Italia Capital,
Gtd. Notes	5.25	10/1/15	100,000		100,000
Telecom Italia Capital,
Gtd. Notes	6.38	11/15/33	200,000		162,000
Telefonica Emisiones,
Gtd. Notes	7.05	6/20/36	1,145,000		1,031,122
Verizon Communications,
Sr. Unscd. Notes	3.50	11/1/21	1,900,000		2,109,751
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	1,500,000		1,819,932
Verizon Communications,
Sr. Unscd. Notes	5.85	9/15/35	560,000		727,854
Verizon Global Funding,

Sr. Unscd. Notes	7.75	12/1/30	690,000		1,036,098
Verizon New Jersery,
Sr. Unscd. Debs.	8.00	6/1/22	25,000		33,776
Vodafone Group,
Sr. Unscd. Notes	5.63	2/27/17	555,000		659,133
Vodafone Group,
Sr. Unscd. Bonds	6.15	2/27/37	1,000,000		1,392,084
Vodafone Group,
Sr. Unscd. Notes	7.88	2/15/30	125,000		186,747
					30,857,506
U.S. Government Agencies--5.8%
Federal Farm Credit Banks,
Bonds	5.13	8/25/16	2,700,000		3,184,040
Federal Home Loan Banks,
Bonds	3.63	10/18/13	8,000,000		8,326,800
Federal Home Loan Banks,
Bonds, Ser. 421	3.88	6/14/13	2,500,000	b	2,579,655
Federal Home Loan Banks,
Bonds	4.75	12/16/16	1,000,000		1,175,049
Federal Home Loan Banks,
Bonds, Ser. 1	4.88	5/17/17	2,000,000	b	2,399,524
Federal Home Loan Banks,
Bonds	5.00	11/17/17	2,600,000		3,157,500
Federal Home Loan Banks,
Bonds	5.13	8/14/13	1,260,000	b	1,324,494
Federal Home Loan Banks,
Bonds, Ser. 656	5.38	5/18/16	320,000		378,357
Federal Home Loan Banks,
Bonds	5.50	8/13/14	300,000		332,119
Federal Home Loan Banks,
Bonds	5.50	7/15/36	480,000		671,275
Federal Home Loan Banks,
Bonds	5.63	6/11/21	1,200,000		1,564,272
Federal Home Loan Mortgage Corp.,
Notes	1.38	2/25/14	9,000,000	d	9,158,310
Federal Home Loan Mortgage Corp.,
Notes	2.38	1/13/22	2,600,000	d	2,728,214
Federal Home Loan Mortgage Corp.,
Notes	2.50	4/23/14	4,800,000	b,d	4,987,882
Federal Home Loan Mortgage Corp.,
Notes	2.88	2/9/15	5,500,000	d	5,851,543
Federal Home Loan Mortgage Corp.,
Notes	3.75	3/27/19	1,600,000	b,d	1,863,754
Federal Home Loan Mortgage Corp.,
Notes	4.13	9/27/13	3,800,000	d	3,972,163
Federal Home Loan Mortgage Corp.,
Notes	4.38	7/17/15	1,985,000	d	2,218,895
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/14	1,400,000	d	1,486,143
Federal Home Loan Mortgage Corp.,
Notes	4.50	10/1/40	9,382,695	d	10,106,372
Federal Home Loan Mortgage Corp.,
Notes	4.88	11/15/13	1,000,000	d	1,060,569
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	1,250,000	d	1,527,029
Federal Home Loan Mortgage Corp.,
Notes	5.00	2/16/17	825,000	d	983,608
Federal Home Loan Mortgage Corp.,
Notes	5.13	10/18/16	750,000	d	885,860
Federal Home Loan Mortgage Corp.,
Notes	5.13	11/17/17	650,000	b,d	793,380
Federal Home Loan Mortgage Corp.,
Notes	5.25	4/18/16	2,100,000	d	2,463,214
Federal Home Loan Mortgage Corp.,
Notes	6.25	7/15/32	1,000,000	d	1,528,312
Federal Home Loan Mortgage Corp.,
Bonds	6.75	9/15/29	400,000	d	619,324
Federal National Mortgage

Association, Notes	0.00	6/1/17	2,400,000d	2,296,711
Federal National Mortgage
Association, Notes	0.88	8/28/14	10,200,000d	10,324,940
Federal National Mortgage
Association, Notes	1.63	10/26/15	5,700,000d	5,934,219
Federal National Mortgage
Association, Notes	2.63	11/20/14	6,800,000d	7,168,084
Federal National Mortgage
Association, Notes	2.75	3/13/14	4,500,000d	4,681,246
Federal National Mortgage
Association, Notes	4.38	3/15/13	7,605,000d	7,802,084
Federal National Mortgage
Association, Notes	4.38	10/15/15	850,000d	956,915
Federal National Mortgage
Association, Notes	4.63	10/15/13	1,400,000d	1,474,350
Federal National Mortgage
Association, Notes	4.63	10/15/14	1,500,000d	1,643,349
Federal National Mortgage
Association, Notes	5.00	4/15/15	200,000d	225,022
Federal National Mortgage
Association, Notes	5.00	3/15/16	6,240,000b,d	7,238,949
Federal National Mortgage
Association, Bonds	5.00	5/11/17	1,200,000d	1,435,609
Federal National Mortgage
Association, Sub. Notes	5.13	1/2/14	365,000d	389,850
Federal National Mortgage
Association, Sr. Sub. Notes	5.25	8/1/12	1,000,000d	1,000,000
Federal National Mortgage
Association, Notes	5.25	9/15/16	1,225,000b,d	1,454,986
Federal National Mortgage
Association, Notes	6.00	4/18/36	1,300,000d	1,524,210
Federal National Mortgage
Association, Bonds	6.25	5/15/29	1,340,000b,d	1,973,615
Financing (FICO),
Scd. Bonds	8.60	9/26/19	40,000	59,099
Financing (FICO),
Scd. Bonds, Ser. E	9.65	11/2/18	510,000	756,739
Tennessee Valley Authority,
Notes, Ser. C	4.75	8/1/13	750,000	784,229
Tennessee Valley Authority,
Notes	5.25	9/15/39	1,200,000	1,607,986
Tennessee Valley Authority,
Bonds	5.88	4/1/36	650,000	934,071
Tennessee Valley Authority,
Bonds, Ser. C	6.00	3/15/13	1,750,000	1,813,234
Tennessee Valley Authority,
Bonds	6.15	1/15/38	165,000	243,881
				141,051,035
U.S. Government Agencies/Mortgage-Backed--29.6%
Federal Home Loan Mortgage Corp.:
3.00%			4,700,000d,e	4,940,141
3.50%			9,800,000d,e	10,379,961
2.13%, 2/1/35			502,359a,d	530,922
2.38%, 2/1/34			258,405a,d	275,034
2.40%, 6/1/36			8,950a,d	9,034
2.44%, 12/1/34			42,587a,d	44,775
2.54%, 8/1/35			262,949a,d	278,450
2.62%, 12/1/34			26,643a,d	28,452
2.70%, 3/1/36			9,676a,d	10,344
2.71%, 3/1/37			133,675a,d	142,859
2.88%, 4/1/33			17,374a,d	18,579
3.00%, 12/1/25			6,000,000d	6,310,687
3.50%, 6/1/19 - 5/1/26			9,745,832d	10,311,090
4.00%, 8/1/18 - 10/1/41			28,450,614d	30,436,615
4.50%, 2/1/18 - 4/1/41			41,359,529d	44,501,652
4.69%, 6/1/34			13,364a,d	14,300
4.93%, 6/1/35			7,207a,d	7,662
5.00%, 12/1/17 - 1/1/40			30,130,066d	32,719,131

5.17%, 8/1/34	8,471a,d	9,145
5.25%, 11/1/33	7,775a,d	8,393
5.34%, 8/1/37	112,339a,d	120,804
5.50%, 8/1/16 - 1/1/40	29,386,839d	32,150,264
5.62%, 4/1/36	291,749a,d	314,594
6.00%, 12/1/13 - 10/1/38	13,254,805d	14,613,070
6.50%, 12/1/12 - 3/1/39	7,655,487d	8,741,708
7.00%, 12/1/12 - 7/1/37	281,432d	329,751
7.50%, 8/1/16 - 11/1/33	104,240d	123,295
8.00%, 2/1/17 - 10/1/31	57,958d	69,602
8.50%, 10/1/18 - 6/1/30	2,280d	2,753
Federal National Mortgage Association:
2.25%, 6/1/34	232,044a,d	248,142
2.25%, 12/1/35	13,095a,d	13,794
2.27%, 11/1/36	200,838a,d	214,261
2.32%, 10/1/34	23,941a,d	25,414
2.32%, 12/1/36	34,373a,d	35,362
2.33%, 1/1/35	349,603a,d	374,317
2.39%, 9/1/33	12,651a,d	13,238
2.40%, 11/1/32	14,788a,d	15,526
2.42%, 2/1/37	4,231a,d	4,503
2.44%, 11/1/36	42,811a,d	45,389
2.56%, 9/1/33	27,791a,d	29,596
2.58%, 8/1/35	81,282a,d	87,130
2.75%, 3/1/34	306,779a,d	327,202
2.78%, 9/1/35	491,746a,d	529,457
2.78%, 2/1/37	319,039a,d	340,157
2.81%, 6/1/34	80,472a,d	86,120
2.85%, 3/1/37	65,716a,d	70,390
3.00%, 10/1/26 - 3/1/27	16,575,936d	17,506,946
3.50%, 1/20/25 - 6/1/42	52,174,703d	55,446,173
4.00%, 9/1/18 - 12/1/41	81,928,996d	88,131,849
4.50%, 4/1/18 - 9/1/40	76,176,899d	82,655,967
4.78%, 5/1/33	6,760a,d	7,196
4.97%, 1/1/35	16,205a,d	17,434
5.00%, 11/1/17 - 6/1/40	47,104,658d	51,416,433
5.23%, 6/1/35	44,694a,d	48,256
5.26%, 11/1/35	8,139a,d	8,802
5.50%, 2/1/14 - 12/1/38	37,190,476d	40,892,773
6.00%, 3/1/14 - 11/1/38	21,491,428d	23,791,299
6.50%, 12/1/12 - 9/1/38	5,732,587d	6,542,974
7.00%, 3/1/14 - 3/1/38	975,844d	1,125,673
7.50%, 8/1/15 - 6/1/31	110,017d	131,733
8.00%, 2/1/13 - 8/1/30	34,936d	41,155
8.50%, 9/1/15 - 7/1/30	16,133d	17,586
9.00%, 10/1/30	2,176d	2,326
Government National Mortgage Association I:
3.50%, 1/15/42 - 2/15/42	18,440,075	20,045,658
4.00%, 2/15/41 - 3/15/41	28,604,666	31,529,071
4.50%, 1/15/19 - 2/15/41	37,522,982	41,347,654
5.00%, 1/15/17 - 4/15/40	33,369,798	37,077,305
5.50%, 9/15/20 - 11/15/38	11,847,550	13,258,561
6.00%, 10/15/13 - 4/15/39	9,026,465	10,181,324
6.50%, 2/15/24 - 2/15/39	1,925,843	2,219,856
7.00%, 2/15/22 - 8/15/32	160,054	190,916
7.50%, 10/15/14 - 11/15/30	93,657	107,709
8.00%, 2/15/17 - 3/15/32	28,776	34,883
8.25%, 6/15/27	3,276	3,587
8.50%, 10/15/26	10,800	12,745
9.00%, 2/15/22 - 2/15/23	10,355	10,677
Government National Mortgage Association II:
3.50%, 5/20/34	26,218	28,562
6.50%, 2/20/28	1,379	1,606
8.50%, 7/20/25	1,002	1,230
		723,738,984
U.S. Government Securities--35.1%
U.S. Treasury Bonds:
3.00%, 5/15/42	3,800,000b	4,133,093

3.13%, 11/15/41	6,300,000	7,025,483
3.13%, 2/15/42	7,495,000b	8,353,410
3.50%, 2/15/39	3,500,000b	4,191,250
3.75%, 8/15/41	6,500,000b	8,118,909
3.88%, 8/15/40	5,600,000b	7,138,253
4.25%, 5/15/39	3,500,000b	4,723,908
4.25%, 11/15/40	2,000,000	2,706,876
4.38%, 2/15/38	2,000,000b	2,737,500
4.38%, 11/15/39	6,200,000b	8,536,625
4.38%, 5/15/40	5,475,000b	7,546,948
4.38%, 5/15/41	4,800,000b	6,632,251
4.50%, 2/15/36	3,800,000b	5,256,468
4.50%, 5/15/38	2,900,000	4,046,860
4.50%, 8/15/39	4,000,000b	5,606,876
4.63%, 2/15/40	3,400,000b	4,860,405
4.75%, 2/15/37	1,800,000b	2,586,375
4.75%, 2/15/41	5,100,000b	7,449,187
5.25%, 11/15/28	1,440,000	2,065,275
5.25%, 2/15/29	1,200,000b	1,725,563
5.38%, 2/15/31	1,405,000	2,089,937
6.00%, 2/15/26	1,600,000b	2,385,501
6.13%, 11/15/27	2,700,000b	4,152,095
6.13%, 8/15/29	1,350,000	2,124,773
6.25%, 8/15/23	2,610,000b	3,842,818
6.25%, 5/15/30	1,400,000	2,252,468
6.50%, 11/15/26	770,000	1,207,095
6.63%, 2/15/27	800,000	1,271,250
6.88%, 8/15/25	1,000,000b	1,586,563
7.13%, 2/15/23	1,575,000b	2,437,558
7.25%, 5/15/16	2,300,000b	2,889,554
7.25%, 8/15/22	870,000b	1,343,879
7.50%, 11/15/24	5,100,000	8,361,608
7.63%, 2/15/25	660,000b	1,096,115
7.88%, 2/15/21	805,000	1,241,461
8.00%, 11/15/21	2,670,000	4,230,909
8.13%, 8/15/19	2,050,000	3,055,621
8.13%, 5/15/21	1,500,000	2,359,804
8.75%, 5/15/17	775,000b	1,074,162
8.75%, 5/15/20	775,000	1,220,746
8.75%, 8/15/20	2,000,000	3,177,656
8.88%, 8/15/17	2,725,000	3,841,825
8.88%, 2/15/19	1,000,000b	1,511,094
9.00%, 11/15/18	660,000	992,321
U.S. Treasury Notes:
0.13%, 12/31/13	13,000,000b	12,986,805
0.25%, 4/30/14	24,500,000b	24,514,357
0.25%, 6/30/14	6,100,000b	6,104,288
0.25%, 12/15/14	16,800,000b	16,807,879
0.25%, 5/15/15	16,700,000b	16,690,865
0.50%, 11/15/13	7,700,000	7,730,985
0.50%, 8/15/14	20,000,000b	20,114,060
0.63%, 7/15/14	15,300,000b	15,419,539
0.75%, 12/15/13	15,600,000b	15,718,825
0.75%, 6/15/14	9,000,000b	9,089,298
0.75%, 6/30/17	9,800,000	9,877,332
1.00%, 7/15/13	6,200,000	6,248,924
1.00%, 8/31/16	3,600,000	3,678,469
1.00%, 10/31/16	10,000,000b	10,216,410
1.00%, 3/31/17	9,000,000b	9,184,923
1.00%, 6/30/19	7,000,000b	7,014,770
1.25%, 8/31/15	10,000,000b	10,292,190
1.25%, 10/31/15	11,600,000	11,946,190
1.38%, 11/30/15	4,100,000	4,241,577
1.38%, 12/31/18	7,200,000b	7,426,123
1.38%, 2/28/19	5,300,000b	5,459,827
1.50%, 12/31/13	6,800,000b	6,924,848
1.50%, 8/31/18	10,400,000b	10,820,878
1.75%, 1/31/14	4,900,000b	5,013,504

1.75%, 3/31/14	3,200,000b	3,281,376
1.75%, 5/31/16	3,500,000	3,677,733
1.88%, 2/28/14	2,900,000	2,976,125
1.88%, 4/30/14	8,915,000	9,172,349
1.88%, 8/31/17	3,800,000	4,036,907
1.88%, 9/30/17	5,570,000b	5,916,822
2.00%, 1/31/16	12,000,000b	12,686,256
2.00%, 4/30/16	9,100,000b	9,642,451
2.00%, 11/15/21	10,200,000b	10,727,534
2.00%, 2/15/22	8,000,000b	8,395,000
2.13%, 11/30/14	2,650,000b	2,766,144
2.13%, 5/31/15	8,700,000b	9,152,670
2.13%, 8/15/21	11,600,000b	12,359,440
2.25%, 5/31/14	3,500,000b	3,630,021
2.25%, 3/31/16	1,890,000b	2,019,051
2.38%, 8/31/14	5,500,000b	5,744,920
2.38%, 10/31/14	13,000,000b	13,623,597
2.38%, 3/31/16	4,000,000b	4,289,064
2.50%, 3/31/15	6,500,000b	6,887,465
2.50%, 4/30/15	8,650,000b	9,180,487
2.50%, 6/30/17	7,300,000b	7,971,257
2.63%, 6/30/14	9,000,000b	9,415,899
2.63%, 7/31/14	5,000,000b	5,239,065
2.63%, 12/31/14	19,400,000b	20,520,059
2.63%, 2/29/16	300,000	324,117
2.63%, 8/15/20	9,800,000b	10,899,442
2.63%, 11/15/20	7,900,000b	8,785,045
2.75%, 10/31/13	23,000,000b	23,730,434
2.75%, 5/31/17	6,400,000b	7,060,499
2.75%, 2/28/18	3,000,000	3,334,218
2.75%, 2/15/19	5,000,000	5,592,190
3.00%, 8/31/16	5,700,000b	6,285,139
3.00%, 9/30/16	5,500,000	6,071,917
3.00%, 2/28/17	9,500,000b	10,555,393
3.13%, 9/30/13	3,000,000	3,102,306
3.13%, 10/31/16	5,000,000b	5,553,905
3.13%, 1/31/17	1,800,000	2,007,281
3.13%, 4/30/17	6,600,000b	7,388,905
3.13%, 5/15/19	6,300,000b	7,216,455
3.13%, 5/15/21	8,500,000b	9,792,935
3.25%, 5/31/16	2,500,000	2,768,750
3.25%, 6/30/16	4,600,000	5,102,766
3.25%, 7/31/16	2,500,000	2,778,125
3.25%, 12/31/16	4,700,000	5,260,329
3.25%, 3/31/17	3,000,000	3,371,718
3.38%, 11/15/19	11,000,000b	12,833,909
3.50%, 2/15/18	3,800,000	4,375,343
3.50%, 5/15/20	9,100,000b	10,731,603
3.63%, 8/15/19	9,400,000b	11,108,159
3.63%, 2/15/20	7,700,000b	9,137,736
3.63%, 2/15/21	8,700,000b	10,384,946
3.75%, 11/15/18	5,000,000b	5,898,050
4.00%, 2/15/14	2,700,000	2,856,727
4.00%, 2/15/15	3,600,000b	3,940,312
4.00%, 8/15/18	3,500,000	4,169,102
4.13%, 5/15/15	2,000,000b	2,212,656
4.25%, 8/15/13	2,800,000	2,918,236
4.25%, 11/15/13	3,921,000	4,125,476
4.25%, 8/15/14	2,700,000	2,920,641
4.25%, 11/15/14	7,400,000b	8,076,404
4.25%, 8/15/15	1,305,000	1,460,071
4.50%, 11/15/15	3,800,000b	4,315,968
4.50%, 2/15/16	425,000	486,658
4.50%, 5/15/17	1,800,000	2,132,719
4.63%, 11/15/16	2,000,000	2,350,000
4.63%, 2/15/17	2,252,000	2,664,046
4.75%, 5/15/14	2,400,000b	2,593,970
4.75%, 8/15/17	2,300,000b	2,772,040

4.88%, 8/15/16			2,530,000	2,977,888
5.13%, 5/15/16			1,350,000	1,588,992
				858,036,407
Utilities--1.8%
AEP Texas Central Transition
Funding, Sr. Scd. Bonds,
Ser. A-4	5.17	1/1/20	250,000	293,649
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	150,000	169,424
Commonwealth Edison,
First Mortgage Bonds	5.90	3/15/36	971,000	1,325,154
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 05-A	5.30	3/1/35	175,000	217,751
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	600,000	738,496
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/36	200,000	278,989
Consumers Energy,
First Mortgage Bonds, Ser. P	5.50	8/15/16	200,000	231,944
Dominion Resources,
Sr. Unscd. Notes, Ser. C	5.15	7/15/15	2,075,000	2,317,298
Dominion Resources,
Sr. Unscd. Notes, Ser. E	6.30	3/15/33	100,000	132,166
Duke Energy Carolinas,
First Mortgage Bonds	5.30	2/15/40	1,700,000	2,186,345
Duke Energy Ohio,
Sr. Unscd. Bonds	5.70	9/15/12	185,000	186,138
Exelon,
Sr. Unscd. Notes	4.90	6/15/15	2,500,000	2,736,477
FirstEnergy,
Sr. Unscd. Notes, Ser. C	7.38	11/15/31	555,000	735,492
Florida Power & Light,
First Mortgage Bonds	5.63	4/1/34	1,100,000	1,443,868
Florida Power & Light,
First Mortgage Bonds	5.65	2/1/35	25,000	33,111
Florida Power,
First Mortgage Bonds	6.40	6/15/38	1,000,000	1,448,056
Georgia Power,
Sr. Unscd. Note	4.30	3/15/42	1,300,000	1,453,412
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HH	8.50	12/1/29	1,200,000	2,004,002
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HK	9.38	4/15/30	20,000	35,578
Indiana Michigan Power,
Sr. Unscd. Notes	6.05	3/15/37	800,000	1,009,161
MidAmerican Energy Holdings,
Sr. Unscd. Notes	5.88	10/1/12	950,000	958,238
MidAmerican Energy Holdings,
Sr. Unscd. Bonds	6.13	4/1/36	1,250,000	1,666,584
Nevada Power,
Mortgage Notes	7.13	3/15/19	2,300,000	2,983,194
NiSource Finance,
Gtd. Notes	5.40	7/15/14	150,000	161,670
NiSource Finance,
Gtd. Notes	6.40	3/15/18	1,700,000	2,004,161
Ohio Power,
Sr. Unscd. Notes, Ser. F	5.50	2/15/13	1,500,000	1,538,315
Oncor Electric Delivery,
Sr. Scd. Debs.	7.00	9/1/22	170,000	212,514
Oncor Electric Delivery,
Sr. Scd. Notes	7.00	5/1/32	250,000	316,105
Pacific Gas & Electric,
Sr. Unscd. Bonds	4.80	3/1/14	100,000	106,513
Pacific Gas & Electric,
Sr. Unscd. Bonds	6.05	3/1/34	465,000	631,070
Pacific Gas & Electric,
Sr. Unscd. Notes	6.25	3/1/39	750,000	1,056,515
Pacificorp,

First Mortgage Bonds	5.75	4/1/37	1,035,000	1,377,213
Progress Energy,
Sr. Unscd. Notes	7.75	3/1/31	480,000	692,331
Public Service Colorado,
First Mortgage Bonds	3.20	11/15/20	1,500,000	1,628,982
Public Service Electric & Gas,
Scd. Notes, Ser. D	5.25	7/1/35	230,000	289,070
South Carolina Electric & Gas,
First Mortgage Bonds	6.63	2/1/32	200,000	279,187
Southern California Edison,
First Mortgage Bonds	5.50	3/15/40	1,000,000	1,331,775
Southern California Edison,
First Mortgage Notes, Ser. 08-A	5.95	2/1/38	70,000	97,367
Southern California Edison,
Sr. Unscd. Notes	6.65	4/1/29	450,000	610,917
Southern California Gas,
First Mortgage Bonds, Ser. HH	5.45	4/15/18	100,000	120,456
Southern Power,
Sr. Unscd. Notes, Ser. D	4.88	7/15/15	2,000,000	2,199,234
SouthWestern Electric Power,
Sr. Unscd. Notes, Ser. F	5.88	3/1/18	150,000	175,164
Union Electric,
Sr. Scd. Notes	6.40	6/15/17	1,500,000	1,806,734
Virginia Electric & Power,
Sr. Unscd. Notes, Ser. A	5.40	1/15/16	500,000	575,855
Virginia Electric & Power,
Sr. Unscd. Notes	8.88	11/15/38	850,000	1,510,598
				43,306,273
Total Bonds and Notes
(cost $2,215,954,044)				2,409,260,251

Other Investment--1.7%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $42,172,430)			42,172,430 [f]	42,172,430
Investment of Cash Collateral for
Securities Loaned--.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $20,031,058)			20,031,058 [f]	20,031,058
Total Investments (cost $2,278,157,532)			101.1%	2,471,463,739
Liabilities, Less Cash and Receivables			(1.1%)	(27,190,793)
Net Assets			100.0%	2,444,272,946

GO - General Obligation

a	Variable rate security--interest rate subject to periodic change.
b	Security, or portion thereof, on loan. At July 31, 2012, the value of the fund's securities on loan was $588,821,462 and the value of the collateral held by the fund was $604,338,635, consisting of cash collateral of $20,031,058 and
U.S. Government & Agency securities valued at $584,307,577.
c	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, these security was valued at $1,305,815 or .1% of net assets.
d	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e	Purchased on a forward commitment basis.
f	Investment in affiliated money market mutual fund.

At July 31, 2012, net unrealized appreciation on investments was $193,306,207 of which $193,984,656 related to appreciated investment securities and $678,449 related to depreciated investment securities. At July 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	70.5
Corporate Bonds	20.8

Foreign/Governmental	4.5
Short-Term/Money Market Investments	2.5
Asset/Mortgage-Backed	2.2
Municipal Bonds	.6
101.1

† Based on net assets.

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	2,221,574	-	2,221,574
Commercial Mortgage-Backed	-	50,271,473	-	50,271,473
Corporate Bonds+	-	508,233,523	-	508,233,523
Foreign Government	-	110,362,000	-	110,362,000
Municipal Bonds	-	15,345,255	-	15,345,255
Mutual Funds	62,203,488	-	-	62,203,488
U.S. Government Agencies/Mortgage-Backed	-	864,790,019	-	864,790,019

U.S. Treasury	-	858,036,407	-	858,036,407

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Disciplined Stock Fund
July 31, 2012 (Unaudited)

Common Stocks--99.8%	Shares	Value ($)
Automobiles & Components--1.0%
Delphi Automotive	186,410	5,292,180
Banks--4.9%
Bank of America	449,330	3,298,082
Capital One Financial	96,240	5,436,598
JPMorgan Chase & Co.	73,750	2,655,000
Wells Fargo & Co.	422,570	14,287,092
		25,676,772
Capital Goods--6.5%
Caterpillar	62,540	5,266,493
Eaton	130,130a	5,704,899
General Electric	881,360	18,288,220
Tyco International	84,890	4,663,857
		33,923,469
Commercial & Professional Services--1.5%
Alliance Data Systems	29,490b	3,833,700
Robert Half International	153,490	4,145,765
		7,979,465
Diversified Financials--7.4%
Affiliated Managers Group	58,842b	6,566,179
American Express	142,960	8,250,222
Ameriprise Financial	123,210	6,372,421
Discover Financial Services	125,940	4,528,802
IntercontinentalExchange	44,230b	5,803,861
Moody's	103,210	4,183,101
T. Rowe Price Group	47,960	2,913,570
		38,618,156
Energy--12.7%
Anadarko Petroleum	95,690	6,644,714
Apache	51,680	4,450,682
Chevron	166,420	18,236,304
Ensco, Cl. A	117,700	6,394,641
EOG Resources	63,910	6,263,819
National Oilwell Varco	186,410	13,477,443
Occidental Petroleum	59,810	5,205,264
TransCanada	126,660	5,756,697
		66,429,564
Exchange Traded Funds--1.7%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	65,490a	9,018,628
Food & Staples Retailing--3.9%
Dr. Pepper Snapple Group	60,450	2,755,311
Unilever, ADR	486,630a	17,426,220
		20,181,531
Food, Beverage & Tobacco--4.7%
Lorillard	54,860	7,057,190
Philip Morris International	189,530	17,330,623
		24,387,813
Health Care Equipment & Services--4.2%
Cigna	115,190	4,639,853
Covidien	182,450	10,195,306
Zimmer Holdings	117,880	6,946,668
		21,781,827
Insurance--.9%
Chubb	61,400	4,463,166
Materials--2.6%
LyondellBasell Industries, Cl. A	128,640	5,728,339
Monsanto	90,550	7,752,891
		13,481,230
Media--3.3%
CBS, Cl. B	181,730	6,080,686
Walt Disney	227,860	11,197,040
		17,277,726

Pharmaceuticals, Biotech & Life Sciences--11.7%
Johnson & Johnson	134,200	9,289,324
McKesson	48,100	4,364,113
Merck & Co.	342,680	15,136,175
Pfizer	800,144	19,235,462
Sanofi, ADR	327,890a	13,325,450
		61,350,524
Real Estate--1.5%
American Tower	55,160	3,988,620
CBRE Group, Cl. A	262,710b	4,093,022
		8,081,642
Retailing--3.4%
Cabela's	82,990b	3,812,561
Dollar General	94,930b	4,842,379
Foot Locker	144,990	4,787,570
PVH	55,100	4,376,593
		17,819,103
Semiconductors & Semiconductor Equipment--3.3%
QUALCOMM	202,760	12,100,717
Skyworks Solutions	187,400b	5,421,482
		17,522,199
Software & Services--3.0%
Intuit	77,750	4,511,055
Oracle	290,160	8,762,832
VMware, Cl. A	27,750b	2,518,590
		15,792,477
Technology Hardware & Equipment--12.9%
Apple	67,080	40,969,781
Cognizant Technology Solutions,
Cl. A	99,530b	5,650,318
EMC	319,340b	8,369,901
International Business Machines	47,080	9,226,738
Vishay Intertechnology	356,010b	3,513,819
		67,730,557
Telecommunication Services--4.7%
AT&T	485,740	18,419,261
Ciena	400,210b	6,415,366
		24,834,627
Transportation--4.0%
FedEx	95,030	8,581,209
JB Hunt Transport Services	86,600	4,764,732
Union Pacific	62,890	7,710,943
		21,056,884
Total Common Stocks
(cost $432,157,350)		522,699,540

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,316,700)	1,316,700[c]	1,316,700
Investment of Cash Collateral for
Securities Loaned--3.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $17,657,344)	17,657,344[c]	17,657,344
Total Investments (cost $451,131,394)	103.4%	541,673,584
Liabilities, Less Cash and Receivables	(3.4%)	(18,028,121)
Net Assets	100.0%	523,645,463

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At July 31, 2012, the value of the fund's securities on loan was $22,386,347 and the value of the collateral held by the fund was $22,911,704, consisting of cash collateral of $17,657,344 and U.S. Government and agency securities valued at $5,254,360.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At July 31, 2012, net unrealized appreciation on investments was $90,542,190 of which $99,278,137 related to appreciated investment securities and $8,735,947 related to depreciated investment securities. At July 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Technology Hardware & Equipment	12.9
Energy	12.7
Pharmaceuticals, Biotech & Life Sciences	11.7
Diversified Financials	7.4
Capital Goods	6.5
Banks	4.9
Food, Beverage & Tobacco	4.7
Telecommunication Services	4.7
Health Care Equipment & Services	4.2
Transportation	4.0
Money Market Investments	3.6
Food & Staples Retailing	3.9
Retailing	3.4
Media	3.3
Semiconductors & Semiconductor Equipment	3.3
Software & Services	3.0
Materials	2.6
Exchange Traded Funds	1.7
Commercial & Professional Services	1.5
Real Estate	1.5
Automobiles & Components	1.0
Insurance	.9
103.4

†	Based on net assets.

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund's investments:

	Level 1 -	Level 2 - Other
	Unadjusted	Significant Observable	Level 3 -Significant
Assets ($)	Quoted Prices	Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	470,777,904	-	-	470,777,904
Equity Securities - Foreign+	42,903,008	-	-	42,903,008
Exchange Traded Funds	9,018,628	-	-	9,018,628
Mutual Funds	18,974,044	-	-	18,974,044

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Money Market Reserves
July 31, 2012 (Unaudited)

Negotiable Bank Certificates of Deposit--19.6%	Principal Amount ($)		Value ($)
Bank of Nova Scotia (Yankee)
0.56%, 8/1/12	10,000,000	a	10,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.36%, 10/5/12	10,000,000		10,000,000
Nordea Bank Finland (Yankee)
0.24%, 8/9/12	9,190,000		9,190,020
Sumitomo Mitsui Banking Corporation (Yankee)
0.50%, 10/18/12	10,000,000	b	10,000,000
Sumitomo Trust and Banking Co. (Yankee)
0.36%, 8/3/12	10,000,000		10,000,000
Total Negotiable Bank Certificates of Deposit
(cost $49,190,020)			49,190,020
Commercial Paper--12.0%
Australia and New Zealand Banking Group Ltd.
0.31%, 8/30/12	10,000,000	a,b	10,000,000
General Electric Capital Corp.
0.40%, 12/13/12	10,000,000		9,985,111
Mizuho Funding LLC
0.36%, 10/16/12	10,000,000	b	9,992,400
Total Commercial Paper
(cost $29,977,511)			29,977,511
Asset-Backed Commercial Paper--12.0%
Collateralized Commercial Paper Program Co., LLC
0.30%, 8/1/12	10,000,000		10,000,000
FCAR Owner Trust, Ser. II
0.29%, 9/4/12	10,000,000		9,997,261
Metlife Short Term Funding LLC
0.22%, 10/4/12	10,000,000	b	9,996,089
Total Asset-Backed Commercial Paper
(cost $29,993,350)			29,993,350
Time Deposits--22.3%
Branch Banking & Trust Co. (Grand Cayman)
0.09%, 8/1/12	8,000,000		8,000,000
Canadian Imperial Bank of Commerce (Grand Cayman)
0.10%, 8/1/12	8,000,000		8,000,000
DnB Bank (Grand Cayman)
0.15%, 8/1/12	8,000,000		8,000,000
Northern Trust Co. (Grand Cayman)
0.07%, 8/1/12	8,000,000		8,000,000
Royal Bank of Canada (Toronto)
0.10%, 8/1/12	8,000,000		8,000,000
Skandinaviska Enskilda Banken (Grand Cayman)
0.16%, 8/1/12	8,000,000		8,000,000
U.S. Bank NA (Grand Cayman)
0.19%, 8/1/12	8,000,000		8,000,000
Total Time Deposits

(cost $56,000,000)		56,000,000
U.S. Government Agency--4.0%
Federal National Mortgage Association
0.40%, 2/1/13
(cost $10,000,000)	10,000,000 [a,c]	10,000,000
U.S. Treasury Bills--18.0%
U.S. Treasury Bills
0.08% - 0.09%, 9/20/12 - 10/18/12
(cost $44,992,903)	45,000,000	44,992,903
U.S. Treasury Notes--4.0%
U.S. Treasury Notes
0.20%, 12/31/12
(cost $10,142,516)	10,000,000	10,142,516
Repurchase Agreement--8.0%
Goldman, Sachs & Co.
0.17%, dated 7/31/12, due 8/1/12 in the amount of
$20,000,094 (fully collateralized by $15,030,912
Government National Mortgage Association, 5%-6%, due
4/20/34-11/20/39, value $20,400,001)
(cost $20,000,000)	20,000,000	20,000,000
Total Investments (cost $250,296,300)	99.9%	250,296,300
Cash and Receivables (Net)	.1%	259,464
Net Assets	100.0%	250,555,764

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, these securities amounted to $39,988,489 or 16.0% of net assets.
c The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

At July 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	250,296,300
Level 3 - Significant Unobservable Inputs	-
Total	250,296,300

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Reserves
July 31, 2012 (Unaudited)

		Coupon	Maturity	Principal
Short-Term Investments--99.7%		Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.4%
Chatom Industrial Development
	Board, Gulf Opportunity Zone
	Revenue (PowerSouth Energy
	Cooperative Projects)	0.30	8/7/12	5,000,000	a	5,000,000

Arizona--9.2%
Arizona Health Facilities
	Authority, HR (Phoenix
	Children's Hospital) (P-FLOATS
	Series MT-650) (Liquidity
	Facility; Bank of America and
	LOC; Bank of America)	0.53	8/7/12	14,440,000 a,b,c,d		14,440,000
Arizona Health Facilities
	Authority, HR (Phoenix
	Children's Hospital) (P-FLOATS
	Series MT-795) (Liquidity
	Facility; Bank of America and
	LOC; Bank of America)	0.52	8/7/12	9,495,000 a,b,c,d		9,495,000
Yavapai County Industrial
	Development Authority, Revenue
	(Skanon Investments, Inc. -
	Drake Cement Project) (LOC;
	Citibank NA)	0.37	8/7/12	10,050,000	a	10,050,000

California--2.1%
Menlo Park Community Development
	Agency, Tax Allocation
	Revenue, Refunding (Las Pulgas
	Community Development Project)
	(LOC; State Street Bank and
	Trust Co.)	0.16	8/1/12	1,500,000	a	1,500,000
Woodland Finance Authority,
	Water Revenue, CP	0.30	8/10/12	6,100,000		6,100,000

Colorado--1.5%
Colorado Educational and Cultural
	Facilities Authority, Revenue,
	Refunding (Boulder Country Day
	School Project) (LOC; Wells
	Fargo Bank)	0.28	8/7/12	1,150,000	a	1,150,000
Colorado Postsecondary Educational
	Facilities Authority, Revenue
	(Mullen High School Project)
	(LOC; Wells Fargo Bank)	0.33	8/7/12	1,445,000	a	1,445,000
Holland Creek Metropolitan
	District, Revenue (LOC; Bank
	of America)	0.33	8/7/12	2,800,000	a	2,800,000

Connecticut--5.3%
Connecticut Health and Educational
	Facilities Authority, Revenue
	(Eagle Hill School Issue)
	(LOC; JPMorgan Chase Bank)	0.23	8/7/12	5,140,000	a	5,140,000
Connecticut Health and Educational
	Facilities Authority, Revenue
	(The Children's School Issue)
	(LOC; JPMorgan Chase Bank)	0.23	8/7/12	6,175,000	a	6,175,000
Connecticut Housing Finance
	Authority, Revenue (Housing
	Mortgage Finance Program)
	(Liquidity Facility; Bank of
	Tokyo-Mitsubishi UFJ)	0.16	8/7/12	2,300,000	a	2,300,000
Shelton Housing Authority,
	Revenue (Crosby Commons
	Project) (LOC; M&T Bank)	0.20	8/7/12	5,875,000	a	5,875,000

District of Columbia--1.6%
District of Columbia,
	Revenue (American Public
	Health Association Issue)
	(LOC; Bank of America)	0.32	8/7/12	1,475,000	a,c	1,475,000

District of Columbia,
	Revenue (Medlantic/Helix
	Issue) (LOC; Wells Fargo Bank)	0.17	8/1/12	4,500,000	a,c	4,500,000

Florida--1.4%
Brevard County,
	Revenue (Holy Trinity
	Episcopal Academy Project)
	(LOC; Wells Fargo Bank)	0.33	8/7/12	800,000	a	800,000
Dade County Industrial Development
	Authority, IDR (Spectrum
	Programs, Inc. Project) (LOC;
	Bank of America)	0.65	8/7/12	300,000	a	300,000
Orange County Industrial
	Development Authority, Revenue
	(Trinity Preparatory School of
	Florida, Inc. Project) (LOC;
	Wells Fargo Bank)	0.33	8/7/12	655,000	a	655,000
Orange County Industrial
	Development Authority, Revenue
	(Trinity Preparatory School of
	Florida, Inc. Project) (LOC;
	Wells Fargo Bank)	0.33	8/7/12	440,000	a	440,000
Palm Beach County,
	IDR (Gulfstream Goodwill
	Industies, Inc. Project) (LOC;
	Wells Fargo Bank)	0.28	8/7/12	440,000	a	440,000
Palm Beach County,
	IDR (Boca Raton Jewish
	Community Day School, Inc.
	Project) (LOC; Wells Fargo
	Bank)	0.28	8/7/12	1,215,000	a	1,215,000
Palm Beach County,
	Revenue (The Palm Beach Jewish
	Community Campus Corporation
	Project) (LOC; Northern Trust
	Co.)	0.22	8/7/12	100,000	a	100,000
Pinellas County Industry Council,
	Revenue (Lutheran Church of
	the Cross Day School Project)
	(LOC; Wells Fargo Bank)	0.33	8/7/12	1,030,000	a	1,030,000

Georgia--.7%
Fulton County Development
	Authority, Revenue (Children's
	Healthcare of Atlanta, Inc.
	Project) (Liquidity Facility;
	Landesbank Hessen-Thuringen
	Girozentrale)	0.24	8/7/12	2,400,000	a,c	2,400,000

Illinois--6.2%
Chicago,
	GO Notes (Project and
	Refunding Series) (Liquidity
	Facility; JPMorgan Chase Bank)	0.17	8/1/12	3,000,000	a	3,000,000
Illinois Educational Facilities
	Authority, Revenue (The
	Lincoln Park Society) (LOC;
	Citibank NA)	0.27	8/7/12	2,800,000	a	2,800,000
Illinois Finance Authority,
	Revenue (Elmhurst Memorial
	Healthcare) (LOC; JPMorgan
	Chase Bank)	0.17	8/1/12	4,500,000	a,c	4,500,000
Illinois Finance Authority,
	Revenue (Northwestern Memorial
	Hospital) (Liquidity Facility;
	UBS AG)	0.17	8/7/12	9,300,000	a,c	9,300,000
Lake Villa,
	Revenue (The Allendale
	Association Project) (LOC;
	Wells Fargo Bank)	0.22	8/7/12	3,290,000	a	3,290,000

Indiana--1.4%
East Porter County School
	Building, First Mortgage
	Bonds, Refunding (SPEARS -
	Series DB-144) (Liquidity
	Facility; Deutsche Bank AG and
	LOC; Deutsche Bank AG)	0.25	8/7/12	5,100,000 a,b,d		5,100,000

Iowa--1.7%
Iowa Higher Education Loan
	Authority, Private College
	Facility Revenue (Des Moines
	University Project) (LOC; U.S.
	Bank NA)	0.18	8/1/12	6,300,000	a	6,300,000

Kansas--1.9%
Kansas Development Finance
	Authority, Health Facilities
	Revenue (Kansas University
	Health System) (LOC; U.S. Bank
	NA)	0.18	8/1/12	7,000,000	a,c	7,000,000

Kentucky--1.5%
Jefferson County,
	Retirement Home Revenue
	(Nazareth Literary and
	Benevolent Institution
	Project) (LOC; JPMorgan Chase
	Bank)	0.26	8/7/12	4,300,000	a,c	4,300,000
Mason County,
	PCR (East Kentucky Power
	Cooperative, Inc. Project)
	(Liquidity Facility; National
	Rural Utilities Cooperative
	Finance Corporation)	0.55	8/7/12	1,300,000	a	1,300,000

Louisiana--5.1%
Eaton Baton Rouge Parish
	Industrial Development Board,
	Gulf Opportunity Zone Revenue
	(ExxonMobil Project)	0.15	8/1/12	15,000,000	a	15,000,000
Louisiana Local Government
	Environmental Facilities and
	Community Development
	Authority, Revenue (Kenner
	Theatres, L.L.C. Project)
	(LOC; FHLB)	0.22	8/7/12	3,650,000	a	3,650,000

Maryland--3.7%
Baltimore County,
	Revenue, Refunding (Shade Tree
	Trace Apartments Facility)
	(LOC; M&T Trust)	0.21	8/7/12	3,420,000	a	3,420,000
Baltimore Mayor and City Council
	Industrial Development
	Authority, Revenue (City of
	Baltimore Capital Acquisition
	Program) (LOC; Bayerische
	Landesbank)	0.27	8/7/12	5,600,000	a	5,600,000
Maryland Economic Development
	Corporation, EDR (Blind
	Industries and Services of
	Maryland Project) (LOC; Bank
	of America)	0.50	8/7/12	4,674,000	a	4,674,000

Massachusetts--2.7%
Leominster,
	GO Notes, BAN	1.00	12/19/12	2,000,000		2,004,422
Saugus,
	GO Notes, BAN	1.50	11/15/12	4,000,000		4,011,481
Taunton,
	GO Notes, BAN	1.25	5/22/13	3,875,000		3,892,026

Minnesota--.5%
Saint Paul Housing and
	Redevelopment Authority,
	Revenue (Goodwill/Easter Seals
	Project) (LOC; U.S. Bank NA)	0.31	8/7/12	1,800,000	a	1,800,000

Missouri--3.6%
Missouri Development Finance
	Board, LR (Missouri
	Association of Municipal
	Utilities Lease Financing
	Program) (LOC: U.S. Bank NA)	0.18	8/1/12	5,500,000	a	5,500,000
Missouri Health and Educational

	Facilities Authority,
	Educational Facilities Revenue
	(Drury College) (LOC; PNC Bank
	NA)	0.17	8/1/12	1,895,000	a	1,895,000
Saint Louis Industrial Development
	Authority, MFHR (Hamilton
	Place Apartments) (LOC; FHLMC)	0.15	8/7/12	5,850,000	a	5,850,000

New Hampshire--4.1%
New Hampshire Business Finance
	Authority, Revenue (Huggins
	Hospital Issue) (LOC; TD Bank)	0.16	8/1/12	2,200,000	a,c	2,200,000
New Hampshire Business Finance
	Authority, Revenue (Littleton
	Regional Hospital Issue) (LOC;
	TD Bank)	0.16	8/1/12	4,500,000	a,c	4,500,000
New Hampshire Health and Education
	Facilities Authority, Revenue
	(University System of New
	Hampshire Issue) (Liquidity
	Facility; U.S. Bank NA)	0.18	8/1/12	1,000,000	a	1,000,000
New Hampshire Health and Education
	Facilities Authority, Revenue
	(University System of New
	Hampshire Issue) (Liquidity
	Facility; Wells Fargo Bank)	0.18	8/1/12	1,400,000	a	1,400,000
New Hampshire Health and Education
	Facilities Authority, Revenue
	(Wentworth-Douglass Hospital
	Issue) (LOC; TD Bank)	0.16	8/1/12	5,835,000	a,c	5,835,000

New Jersey--6.8%
Burlington County,
	GO Notes	2.00	10/1/12	520,000		521,119
Camden County,
	GO Notes, Refunding	1.00	10/1/12	145,000		145,096
East Brunswick Township,
	GO Notes, BAN	1.00	9/28/12	2,000,000		2,000,312
Hopewell Village Regional School
	District Board of Education,
	GO Notes, Refunding	4.00	8/15/12	150,000		150,193
Kearny Board of Education,
	GO Notes, GAN	1.50	10/12/12	3,000,000		3,002,918
Livingston Township Board of
	Education, GO Notes, GAN	1.50	9/27/12	3,000,000		3,003,476
New Jersey Turnpike Authority,
	Turnpike Revenue (Insured;
	Assured Guaranty Municipal
	Corp. and Liquidity Facility;
	Westdeutsche Landesbank)	0.45	8/7/12	4,000,000	a	4,000,000
Paterson,
	GO Notes, BAN (General
	Improvement and Tax Appeal)	1.50	6/6/13	2,000,000		2,004,165
Rahway,
	GO Notes, BAN	1.00	10/3/12	3,900,000		3,901,326
Ridgefield Park Village,
	GO Notes, BAN	1.50	4/19/13	2,000,000		2,009,780
Washington Township,
	GO Notes	2.00	10/1/12	220,000		220,492
West Milford Township,
	GO Notes, BAN	1.00	10/5/12	1,562,000		1,562,686
Woodbridge Township Board of
	Education, Temporary Notes	1.00	2/6/13	2,400,000		2,406,164

New Mexico--.7%
Santa Fe County,
	Education Facility Revenue
	(Archdiocese of Santa Fe
	School Project) (LOC; U.S.
	Bank NA)	0.21	8/7/12	2,400,000	a	2,400,000

New York--7.9%
Amsterdam Enlarged City School
	District, GO Notes, BAN	1.25	6/28/13	3,500,000		3,518,917
Deposit Central School District,
	GO Notes, BAN	1.25	6/28/13	1,572,000		1,579,784
Hudson Falls Central School
	District, GO Notes, BAN	0.75	6/28/13	5,880,000		5,882,129

New York City Industrial
	Development Agency, Civic
	Facility Revenue (Jewish
	Community Center on the Upper
	West Side, Inc. Project) (LOC;
	M&T Trust)	0.20	8/7/12	4,300,000	a	4,300,000
New York City Municipal Water
	Finance Authority, Water and
	Sewer System Revenue
	(Liquidity Facility; Mizuho
	Corporate Bank Ltd.)	0.15	8/1/12	1,600,000	a	1,600,000
New York City Municipal Water
	Finance Authority, Water and
	Sewer System Second General
	Resolution Revenue (Liquidity
	Facility: California State
	Teachers Retirement System and
	State Street Bank and Trust
	Co.)	0.16	8/1/12	9,400,000	a	9,400,000
Valhalla Union Free School
	District, GO Notes, TAN	1.00	2/15/13	2,500,000		2,506,689

Ohio--1.0%
Union Township,
	GO Notes, BAN (Various Purpose)	1.13	9/12/12	3,650,000		3,651,974

Oklahoma--.4%
Oklahoma Water Resource Board,
	Revenue Liquidity Facility;
	State Street Bank and Trust
	Co.)	0.35	9/1/12	1,495,000		1,495,000

Pennsylvania--6.2%
Allegheny County Industrial
	Development Authority,
	Commercial Development
	Revenue, Refunding (Two
	Marquis Plaza Project) (LOC;
	PNC Bank NA)	0.22	8/7/12	1,175,000	a	1,175,000
Allegheny County Industrial
	Development Authority, Revenue
	(Sewickley Academy) (LOC; PNC
	Bank NA)	0.22	8/7/12	1,125,000	a	1,125,000
Berks County Industrial
	Development Authority, Revenue
	(Kutztown Resource Management,
	Inc. Project) (LOC; Wells
	Fargo Bank)	0.33	8/7/12	3,430,000	a	3,430,000
Erie County Hospital Authority,
	Health Facilities Revenue
	(Saint Mary's Home of Erie
	Project) (LOC; Bank of America)	0.33	8/7/12	2,065,000	a,c	2,065,000
Lancaster Industrial Development
	Authority, Revenue (Ensco
	Limited Project) (LOC; M&T
	Bank)	0.19	8/7/12	200,000	a	200,000
Luzerne County,
	GO Notes (Insured; Assured
	Guaranty Municipal Corp. and
	Liquidity Facility; JPMorgan
	Chase Bank)	0.45	8/7/12	6,215,000	a	6,215,000
Montgomery County Industrial
	Development Authority, Revenue
	(Big Little Associates
	Project) (LOC; Wells Fargo
	Bank)	0.38	8/7/12	510,000	a	510,000
Montgomery County Industrial
	Development Authority, Revenue
	(Independent Support Systems,
	Inc. Project) (LOC; Wells
	Fargo Bank)	0.33	8/7/12	100,000	a	100,000
North Lebanon Township Municipal
	Authority, Revenue (The Penn
	Laurel Girl Scout Council,
	Inc. Project) (LOC; Wells
	Fargo Bank)	0.33	8/7/12	350,000	a	350,000
Northampton County Industrial
	Development Authority, Revenue
	(Bardot Plastics Inc. Project)
	(LOC; Wells Fargo Bank)	0.53	8/7/12	140,000	a	140,000

Philadelphia Authority for
	Industrial Development,
	Educational Facilities Revenue
	(Chestnut Hill College
	Project) (LOC; Wells Fargo
	Bank)	0.28	8/7/12	500,000	a	500,000
Philadelphia Hospitals and Higher
	Education Facilities
	Authority, HR (Thomas
	Jefferson University Hospital
	Project) (LOC; TD Bank)	0.25	8/7/12	985,000	a,c	985,000
Pittsburgh and Allegheny County
	Sports and Exhibition
	Authority, Commonwealth LR
	(Insured; Assured Guaranty
	Municipal Corp. and Liquidity
	Facility; PNC Bank NA)	0.47	8/7/12	3,135,000	a	3,135,000
York Redevelopment Authority,
	Revenue (LOC; M&T Trust)	0.25	8/7/12	2,960,000	a	2,960,000

South Dakota--.3%
South Dakota Health and
	Educational Facilities
	Authority, Revenue (Regional
	Health) (LOC; U.S. Bank NA)	0.18	8/1/12	1,000,000	a,c	1,000,000

Tennessee--3.8%
Blount County Public Building
	Authority, Local Government
	Public Improvement Revenue
	(Liquidity Facility; Branch
	Banking and Trust Co.)	0.17	8/7/12	12,150,000	a	12,150,000
Clarksville Public Building
	Authority, Pooled Financing
	Revenue (Tennessee Municipal
	Bond Fund) (LOC; Bank of
	America)	0.41	8/7/12	1,850,000	a	1,850,000

Texas--7.9%
Atascosa County Industrial
	Development Corporation, PCR,
	Refunding (San Miguel Electric
	Cooperative, Inc. Project)
	(LOC; National Rural Utilities
	Cooperative Finance
	Corporation)	0.30	8/7/12	10,000,000	a	10,000,000
Deutsche Bank Spears/Lifers Trust
	(Series DBE-548) (Austin, Town
	Lake Park Community Events
	Center Venue Project Revenue)
	(Liquidity Facility; Deutsche
	Bank AG and LOC; Deutsche Bank
	AG)	0.25	8/7/12	5,115,000 a,b,d		5,115,000
Gregg County Health Facilities
	Development Corporation, HR
	(Good Shepherd Medical Center
	Project) (LOC; JPMorgan Chase
	Bank)	0.19	8/1/12	3,000,000	a,c	3,000,000
Harris County Health Facilities
	Development Corporation, HR
	(Baylor College of Medicine)
	(LOC; Wells Fargo Bank)	0.18	8/1/12	2,000,000	a,c	2,000,000
Jefferson County Industrial
	Development Corporation,
	Hurricane Ike Disaster Area
	Revenue (Jefferson Refinery,
	L.L.C. Project) (LOC; Branch
	Banking and Trust Co.)	0.45	9/27/12	1,000,000		1,000,000
Jefferson County Industrial
	Development Corporation,
	Hurricane Ike Disaster Area
	Revenue (Jefferson Refinery,
	L.L.C. Project) (LOC; Branch
	Banking and Trust Co.)	0.45	9/27/12	6,900,000		6,900,000
Texas,
	TRAN	2.50	8/30/12	1,125,000		1,127,037

Utah--2.2%
Murray City,
	HR (Intermountain Health Care

	Health Services Inc.)	0.16	8/1/12	8,000,000	a,c	8,000,000

Virginia--3.3%
Clarke County Industrial
	Development Authority,
	Hospital Facility Revenue
	(Winchester Medical Center,
	Inc.) (Insured; Assured
	Guaranty Municipal Corp. and
	and Liquidity Facility; Branch
	Banking and Trust Co.)	0.38	8/7/12	7,800,000	a,c	7,800,000
Suffolk Redevelopment and Housing
	Authority, MFHR, Refunding
	(Pembroke Crossing Apartments,
	L.L.C. Project) (LOC; Wells
	Fargo Bank)	0.33	8/7/12	550,000	a	550,000
Suffolk Redevelopment and Housing
	Authority, MFHR, Refunding
	(Summer Station Apartments,
	L.L.C. Project) (LOC; Wells
	Fargo Bank)	0.33	8/7/12	600,000	a	600,000
Virginia College Building
	Authority, Educational
	Facilities Revenue (University
	of Richmond Project)
	(Liquidity Facility; Wells
	Fargo Bank)	0.18	8/1/12	2,600,000	a	2,600,000
Williamsburg Industrial
	Development Authority, Museum
	Revenue (The Colonial
	Williamsburg Foundation) (LOC;
	Bank of America)	0.55	8/7/12	650,000	a	650,000

Wisconsin--3.6%
Wisconsin Health and Educational
	Facilities Authority, Revenue
	(Bay Area Medical Center,
	Inc.) (LOC; BMO Harris Bank NA)	0.17	8/1/12	7,140,000	a,c	7,140,000
Wisconsin Health and Educational
	Facilities Authority, Revenue
	(Edgewood College) (LOC; U.S.
	Bank NA)	0.18	8/1/12	2,600,000	a	2,600,000
Wisconsin Health and Educational
	Facilities Authority, Revenue
	(Madison Family Medicine
	Residency Corporation, Inc.
	Project) (LOC; JPMorgan Chase
	Bank)	0.27	8/7/12	3,305,000	a,c	3,305,000

Total Investments (cost $365,486,186)				99.7%		365,486,186
Cash and Receivables (Net)				.3%		975,568
Net Assets				100.0%		366,461,754

a Variable rate demand note - rate shown is the interest rate in effect at July 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, these securities amounted to $34,150,000 or 9.3% of net assets.
c At July 31, 2012, the fund had $105,240,000 or 28.7% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from health care.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At July 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration

FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	365,486,186
Level 3 - Significant Unobservable Inputs	-
Total	365,486,186

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Treasury Reserves
July 31, 2012 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--52.0%	of Purchase (%)	Amount ($)	Value ($)
8/2/12	0.09	30,000,000	29,999,925
8/16/12	0.05	25,000,000	24,999,479
8/23/12	0.13	15,000,000	14,998,808
8/30/12	0.08	10,000,000	9,999,396
10/18/12	0.09	37,000,000	36,992,937
11/23/12	0.15	30,000,000	29,986,225
1/17/13	0.14	30,000,000	29,980,987
Total U.S. Treasury Bills
(cost $176,957,757)			176,957,757

U.S. Treasury Notes--13.4%
9/17/12	0.10	15,000,000	15,023,887
12/31/12	0.20	30,000,000	30,427,670
Total U.S. Treasury Notes
(cost $45,451,557)			45,451,557

Repurchase Agreements--34.5%
Citigroup Global Markets Holdings Inc.
dated 7/31/12, due 8/1/12 in the amount of
$30,000,133 (fully collateralized by $22,534,000 U.S.
Treasury Bonds, 4.25%, due 5/15/39, value $30,600,105)	0.16	30,000,000	30,000,000
Goldman, Sachs & Co.
dated 7/31/12, due 8/1/12 in the amount of
$17,000,047 (fully collateralized by $15,876,100 U.S.
Treasury Inflation Protected Securities, 0.13%, due
4/15/16, value $17,340,104)	0.10	17,000,000	17,000,000
JPMorgan Chase & Co.
dated 7/31/12, due 8/1/12 in the amount of
$70,000,331 (fully collateralized by $68,985,000 U.S.
Treasury Notes, 1.38%, due 2/28/19, value $71,400,624)	0.17	70,000,000	70,000,000
Total Repurchase Agreements
(cost $117,000,000)			117,000,000
Total Investments (cost $339,409,314)		99.9%	339,409,314
Cash and Receivables (Net)		.1%	186,497
Net Assets		100.0%	339,595,811

At July 31, 2012 , the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	339,409,314
Level 3 - Significant Unobservable Inputs	-
Total	339,409,314

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Small Cap Fund
July 31, 2012 (Unaudited)

Common Stocks--98.8%	Shares	Value ($)
Automobiles & Components--3.1%
American Axle & Manufacturing
Holdings	47,959a	517,477
Dana Holding	60,840	801,871
Tower International	25,950a	222,911
		1,542,259
Banks--2.9%
First Commonwealth Financial	100,060	701,421
Hancock Holding	16,860	513,893
SCBT Financial	5,680	210,387
		1,425,701
Capital Goods--7.6%
Columbus McKinnon	19,490a	286,698
Commercial Vehicle Group	12,010a	92,597
Granite Construction	42,560	1,102,304
Orion Marine Group	30,550a	220,877
Oshkosh	23,820a	536,426
Trinity Industries	39,150	1,096,200
Watts Water Technologies, Cl. A	12,950	435,638
		3,770,740
Commercial & Professional Services--8.1%
Equifax	10,340	484,326
Herman Miller	17,860	326,838
ICF International	29,290a	719,655
Portfolio Recovery Associates	13,830a	1,171,124
Steelcase, Cl. A	96,490	826,919
TrueBlue	31,720a	482,778
		4,011,640
Consumer Durables & Apparel--11.0%
Fifth & Pacific	100,021a,b	1,108,233
Jones Group	142,570	1,506,965
Meritage Homes	28,590a	1,003,509
Mohawk Industries	9,750a	647,693
Newell Rubbermaid	14,810	261,397
Standard Pacific	155,570a,b	882,082
		5,409,879
Consumer Services--2.2%
Bally Technologies	5,380a	235,160
Scientific Games, Cl. A	42,610a	360,481
Shuffle Master	32,680a	477,455
		1,073,096
Diversified Financials--2.7%
DFC Global	19,520a	374,198
LPL Financial Holdings	16,750	469,335
Nelnet, Cl. A	20,940	492,299
		1,335,832
Energy--3.3%
Approach Resources	14,180a,b	374,352
Gulfport Energy	25,600a	527,360
PDC Energy	28,560a	748,272
		1,649,984
Food, Beverage & Tobacco--.8%
Dole Food	33,400a,b	393,118

Health Care Equipment & Services--5.7%
Align Technology	16,020a	544,039
Hanger	56,750a	1,462,447
Merit Medical Systems	58,560a	791,146
		2,797,632
Insurance--4.4%
Arthur J. Gallagher & Co.	12,200	432,856
Brown & Brown	46,330	1,169,369
Employers Holdings	32,940	588,967
		2,191,192
Materials--4.7%
Georgia Gulf	22,190	727,388
Innospec	18,620a	579,454
Omnova Solutions	27,190a	197,943
Zoltek	98,180a,b	818,821
		2,323,606
Pharmaceuticals, Biotech & Life Sciences --5.3%
Auxilium Pharmaceuticals	22,870a	616,118
Emergent BioSolutions	65,160a	951,988
Sagent Pharmaceuticals	25,330a,b	493,935
Salix Pharmaceuticals	12,630a	566,077
		2,628,118
Real Estate--2.6%
Jones Lang LaSalle	12,200	813,618
Starwood Property Trust	20,580c	458,111
		1,271,729
Retailing--2.4%
Gordmans Stores	13,440a	227,674
Williams-Sonoma	27,860	968,135
		1,195,809
Semiconductors & Semiconductor Equipment--3.9%
Applied Micro Circuits	188,120a	1,076,046
Microsemi	43,600a	844,096
		1,920,142
Software & Services--14.1%
Cardtronics	8,630a	267,616
CoreLogic	20,980a	482,540
CSG Systems International	53,120a	936,506
DealerTrack Holdings	48,250a	1,407,452
Kenexa	14,400a	342,864
LogMeIn	20,770a	393,592
MICROS Systems	20,250a	966,735
Take-Two Interactive Software	30,500a	267,790
Velti	116,700a,b	636,015
Wright Express	19,520a	1,256,698
		6,957,808
Technology Hardware & Equipment--6.8%
Arrow Electronics	15,430a	520,763
Brocade Communications Systems	88,460a	439,646
JDS Uniphase	77,280a	760,435
ScanSource	41,030a	1,184,536
Vishay Intertechnology	46,170a	455,698
		3,361,078
Transportation--7.2%
Arkansas Best	28,520	390,439
Avis Budget Group	16,400a	235,668
Con-way	21,680	772,241
Landstar System	18,980	937,802
UTi Worldwide	92,850	1,230,262

		3,566,412
Total Common Stocks
(cost $49,372,118)		48,825,775

Other Investment--1.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $673,276)	673,276 [d]	673,276

Investment of Cash Collateral for
Securities Loaned--8.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $4,004,841)	4,004,841 [d]	4,004,841

Total Investments (cost $54,050,235)	108.2%	53,503,892
Liabilities, Less Cash and Receivables	(8.2%)	(4,074,270)
Net Assets	100.0%	49,429,622

a	Non-income producing security.
b	Security, or portion thereof, on loan. At July 31, 2012, the value of the fund's securities on loan was $3,777,396 and the value of the collateral held by the fund was $4,004,841.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At July 31, 2012, net unrealized depreciation on investments was $546,343 of which $4,306,339 related to appreciated investment securities and $4,852,682 related to depreciated investment securities. At July 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	14.1
Consumer Durables & Apparel	11.0
Money Market Investments	9.4
Commercial & Professional Services	8.1
Capital Goods	7.6
Transportation	7.2
Technology Hardware & Equipment	6.8
Health Care Equipment & Services	5.7
Pharmaceuticals, Biotech & Life Sciences	5.3
Materials	4.7
Insurance	4.4
Semiconductors & Semiconductor Equipment	3.9
Energy	3.3
Automobiles & Components	3.1
Banks	2.9
Diversified Financials	2.7
Real Estate	2.6
Retailing	2.4
Consumer Services	2.2
Food, Beverage & Tobacco	.8
108.2

† Based on net assets.

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund's investments:

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted Quoted	Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	46,959,498	-	-	46,959,498
Equity Securities - Foreign+	1,866,277	-	-	1,866,277
Mutual Funds	4,678,117	-	-	4,678,117

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Fixed Income Fund
July 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--97.8%	Rate (%)	Date	Amount ($) [a]		Value ($)
Asset-Backed Certificates--.6%
Trafigura Securitisation Finance,
Ser. 2012-1A, Cl. A	2.65	10/15/15	225,000	b,c	225,738
Asset-Backed Ctfs./Auto Receivables--12.4%
Ally Master Owner Trust,
Ser. 2012-3, Cl. D	2.60	6/15/17	235,000	b,c	235,198
Ally Master Owner Trust,
Ser. 2012-1, Cl. D	3.12	2/15/17	165,000	c	165,860
AmeriCredit Automobile Receivables
Trust, Ser. 2012-2, Cl. D	3.38	4/9/18	250,000		256,798
AmeriCredit Automobile Receivables
Trust, Ser. 2011-2, Cl. D	4.00	5/8/17	160,000		168,326
AmeriCredit Automobile Receivables
Trust, Ser. 2011-3, Cl. D	4.04	7/10/17	200,000		212,526
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. D	4.72	3/8/18	150,000		161,392
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	175,000		187,615
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. D	3.52	8/8/16	195,000		196,436
DT Auto Owner Trust,
Ser. 2011-3A, Cl. C	4.03	2/15/17	250,000	c	254,031
DT Auto Owner Trust,
Ser. 2011-2A, Cl. D	4.36	12/15/16	250,000	c	251,841
Ford Credit Auto Owner Trust,
Ser. 2012-C, Cl. D	2.43	1/15/19	270,000		271,087
Ford Credit Floorplan Master Owner
Trust, Ser. 2012-1, Cl. D	2.35	1/15/16	170,000	b	170,069
Franklin Auto Trust,
Ser. 2008-A, Cl. D	8.18	5/20/16	375,000	c	379,794
Santander Drive Auto Receivables
Trust, Ser. 2012-4, Cl. C	2.94	12/15/17	230,000		232,297
Santander Drive Auto Receivables
Trust, Ser. 2012-3, Cl. C	3.01	4/16/18	100,000		101,393
Santander Drive Auto Receivables
Trust, Ser. 2011-S1A, Cl. D	3.10	5/15/17	200,331	c	200,852
Santander Drive Auto Receivables
Trust, Ser. 2011-S2A, Cl. D	3.35	6/15/17	105,362	c	105,563
Santander Drive Auto Receivables
Trust, Ser. 2012-2, Cl. D	3.87	2/15/18	240,000		247,037
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. D	4.01	2/15/17	475,000		485,775
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	160,000		168,943
					4,452,833
Asset-Backed Ctfs./Equipment--.6%
CIT Equipment Collateral,
Ser. 2010-VT1A, Cl. D	7.33	9/15/17	200,000	c	211,358
Asset-Backed Ctfs./Home Equity Loans--3.1%
Bear Stearns Asset Backed
Securities Trust,
Ser. 2005-HE7, Cl. M1	0.77	7/25/35	92,514	b	89,702
Carrington Mortgage Loan Trust,
Ser. 2005-NC5, Cl. A2	0.57	10/25/35	25,519	b	24,704
Chase Funding Mortgage Loan
Asset-Backed Securities,
Ser. 2004-2, Cl. 1A4	5.32	2/25/35	266,022		272,384
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	6,553	b	6,558
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A4	5.94	7/25/36	100,000	b	97,254

HSI Asset Securitization
Corporation Trust,
Ser. 2007-WF1, Cl. 2A2	0.38	5/25/37	211,075	b	208,263
JP Morgan Mortgage Acquisition,
Ser. 2007-CH5, Cl. A3	0.36	5/25/37	220,000	b	187,489
JP Morgan Mortgage Acquisition,
Ser. 2006-FRE2, Cl. A3	0.43	2/25/36	276,618	b	228,326
					1,114,680
Casinos--1.5%
Ameristar Casinos,
Gtd. Notes	7.50	4/15/21	55,000	c	59,538
Ameristar Casinos,
Gtd. Notes	7.50	4/15/21	105,000		113,663
MGM Resorts International,
Gtd. Notes	7.75	3/15/22	170,000		171,275
MGM Resorts International,
Gtd. Notes	8.63	2/1/19	80,000	c	85,100
MGM Resorts International,
Gtd. Notes	10.00	11/1/16	20,000	d	22,175
Penn National Gaming,
Sr. Sub. Notes	8.75	8/15/19	95,000		105,569
					557,320
Commercial Mortgage Pass-Through Ctfs.--7.0%
American Tower Trust,
Ser. 2007-1A, Cl. AFX	5.42	4/15/37	75,000	c	79,351
American Tower Trust,
Ser. 2007-1A, Cl. F	6.64	4/15/37	185,000	c	190,134
Banc of America Commercial
Mortgage, Ser. 2004-6, Cl. A4	4.63	12/10/42	100,000	b	102,708
Commercial Mortgage Pass-Through
Certificates, Ser. 2010-C1,
Cl. D	5.93	7/10/46	285,000	b,c	285,482
GE Capital Commercial Mortgage,
Ser. 2005-C2, Cl. AJ	5.06	5/10/43	130,000	b	134,405
GE Capital Commercial Mortgage,
Ser. 2006-C1, Cl. AJ	5.30	3/10/44	90,000	b	77,002
GMAC Commercial Mortgage
Securities, Ser. 2003-C3,
Cl. A3	4.65	4/10/40	915		917
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. A3	1.46	3/6/20	175,000	b,c	172,948
GS Mortgage Securities Corporation
II, Ser. 2011-ALF, Cl. D	4.21	2/10/21	80,000	c	80,304
GS Mortgage Securities Corporation
II, Ser. 2011-ALF, Cl. E	4.95	2/10/21	100,000	c	99,300
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3, Cl. C	5.36	2/15/46	65,000	b,c	65,501
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C4, Cl. E	5.39	7/15/46	115,000	b,c	96,855
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB20, Cl. AM	5.88	2/12/51	325,000	b	352,779
Morgan Stanley Capital I,
Ser. 2005-HQ6, Cl. AJ	5.07	8/13/42	275,000	b	279,978
Morgan Stanley Capital I,
Ser. 2011-C1, Cl. D	5.25	9/15/47	200,000	b,c	188,864
S2 Hospitality,
Ser. 2012-LV1, Cl. A	4.50	4/15/25	240,051	c	241,572
WF-RBS Commercial Mortgage Trust
Ser. 2011-C5, Cl. C	5.64	11/15/44	60,000	b,c	64,191
					2,512,291
Consumer Discretionary--6.5%
Cablevision Systems,
Sr. Unscd. Notes	7.75	4/15/18	165,000		180,262
CCO Holdings,
Gtd. Notes	6.63	1/31/22	100,000		109,250

CCO Holdings,
Gtd. Notes		7.25	10/30/17	95,000		104,856
Choice Hotels International,
Gtd. Notes		5.75	7/1/22	115,000		123,050
CVS Pass-Through Trust,
Pass Thru Certificates Notes		8.35	7/10/31	122,895	c	166,700
Dish DBS,
Gtd. Notes		6.63	10/1/14	95,000		102,719
Dish DBS,
Gtd. Notes		7.00	10/1/13	95,000		100,344
Dish DBS,
Gtd. Notes		7.13	2/1/16	125,000		138,594
Dollar General,
Gtd. Notes		4.13	7/15/17	65,000		67,763
Edcon,
Sr. Scd. Notes	EUR	9.50	3/1/18	25,000	c	29,530
Ford Motor,
Sr. Unscd. Notes		7.45	7/16/31	265,000		330,256
Hanesbrands,
Gtd. Notes		6.38	12/15/20	105,000		112,744
Macy's Retail Holdings,
Gtd. Notes		5.90	12/1/16	180,000		210,409
QVC,
Sr. Scd. Notes		7.38	10/15/20	110,000	c	123,142
QVC,
Sr. Scd. Notes		7.50	10/1/19	85,000	c	94,617
Reynolds Group,
Sr. Scd. Notes		9.88	8/15/19	105,000	c	111,431
Rite Aid,
Gtd. Notes		9.50	6/15/17	60,000	d	61,725
Unitymedia Hessen,
Sr. Scd. Notes		7.50	3/15/19	150,000	c	162,000
						2,329,392
Consumer Staples--1.9%
Altria Group,
Gtd. Notes		9.70	11/10/18	260,000		371,304
Pernod-Ricard,
Sr. Unscd. Notes		4.25	7/15/22	165,000	c	177,258
Pernod-Ricard,
Sr. Unscd. Notes	EUR	7.00	1/15/15	100,000		139,245
						687,807
Energy--5.6%
Continental Resources,
Gtd. Notes		5.00	9/15/22	140,000	c	146,300
KazMunayGas National,
Sr. Unscd. Bonds		7.00	5/5/20	645,000	c	761,100
MEG Energy,
Gtd. Notes		6.38	1/30/23	175,000	c	179,375
Offshore Group Investment,
Sr. Scd. Notes		11.50	8/1/15	5,000		5,525
Offshore Group Investment,
Sr. Scd. Notes		11.50	8/1/15	145,000	c	160,225
Pioneer Natural Resource,
Sr. Unscd. Notes		3.95	7/15/22	285,000		296,300
Targa Resources Partners,
Gtd. Notes		6.38	8/1/22	85,000	c	87,550
Unit,
Gtd. Notes		6.63	5/15/21	175,000	c	174,562
Weatherford International,
Gtd. Notes		9.88	3/1/39	145,000		211,067
						2,022,004
Financial--19.2%
Ally Financial,
Gtd. Notes		4.63	6/26/15	135,000		139,381
Ally Financial,
Gtd. Notes		5.50	2/15/17	345,000		359,769
Ally Financial,
Gtd. Notes		8.00	11/1/31	150,000		180,375

American International Group,
Sr. Unscd. Notes		3.00	3/20/15	275,000	280,129
American International Group,
Sr. Unscd. Notes		6.40	12/15/20	40,000	46,876
Bank of America,
Sr. Unscd. Notes, Ser. 1		3.75	7/12/16	475,000	492,407
Capital One Financial,
Sr. Unscd. Notes		2.15	3/23/15	175,000	177,863
Capital One Financial,
Sr. Unscd. Notes		7.38	5/23/14	180,000	198,612
CIT Group,
Sr. Unscd. Notes		4.25	8/15/17	60,000	60,000
CIT Group,
Sr. Unscd. Notes		4.75	2/15/15	100,000c	104,386
CIT Group,
Sr. Unscd. Notes		5.25	4/1/14	90,000c	94,275
Citigroup,
Sr. Unscd. Notes		2.25	8/7/15	180,000	179,575
Citigroup,
Sr. Unscd. Notes		4.45	1/10/17	80,000	85,566
FCE Bank,
Sr. Unscd. Notes	GBP	5.13	11/16/15	150,000	249,877
General Electric Capital,
Jr. Sub. Notes		6.25	12/15/49	3,000b	308,130
Goldman Sachs Group,
Sr. Unscd. Notes		3.63	2/7/16	200,000	204,861
Goldman Sachs Group,
Sr. Unscd. Notes		5.75	1/24/22	165,000	180,566
Goldman Sachs Group,
Sr. Notes		6.25	2/1/41	50,000	54,790
Harley-Davidson Funding,
Gtd. Notes		5.75	12/15/14	145,000c	157,069
HUB International Holdings,
Sr. Sub. Notes		10.25	6/15/15	160,000c	161,600
International Lease Finance,
Sr. Unscd. Notes		4.88	4/1/15	205,000	208,881
International Lease Finance,
Sr. Unscd. Notes		6.25	5/15/19	205,000	216,531
Liberty Mutual Group,
Gtd. Notes		4.95	5/1/22	155,000c	159,028
Liberty Property,
Sr. Unscd. Notes		6.63	10/1/17	150,000	176,818
Lloyds TSB Bank,
Covered Bonds	EUR	4.00	9/29/21	60,000	83,298
Lloyds TSB Bank,
Covered Notes	EUR	4.13	4/6/17	200,000	271,650
Lloyds TSB Bank,
Gtd. Notes		4.20	3/28/17	235,000	245,366
Lloyds TSB Bank,
Sub. Notes		9.88	12/16/21	175,000b	195,562
Merrill Lynch & Co.,
Sr. Unscd. Notes		6.88	4/25/18	100,000	115,564
Morgan Stanley,
Sr. Unscd. Notes		5.50	1/26/20	250,000	250,528
Morgan Stanley,
Sr. Unscd. Notes		5.75	1/25/21	100,000	101,912
Nordea Bank,
Sr. Unscd. Notes		3.13	3/20/17	200,000c	207,455
Royal Bank of Scotland,
Bank Gtd. Notes		3.95	9/21/15	175,000	179,852
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	175,000b,d	188,605
SLM,
Sr. Unscd. Notes		5.05	11/14/14	100,000	104,609
SLM,
Unscd. Notes		6.00	1/25/17	70,000	73,675
SLM,
Sr. Notes		6.25	1/25/16	105,000	111,825

SLM,
Sr. Unscd. Notes		8.45	6/15/18	75,000		85,875
Willis North America,
Gtd. Notes		6.20	3/28/17	170,000		192,096
						6,885,237
Foreign/Governmental--14.7%
Brazilian Government,
Sr. Unscd. Bonds	BRL	12.50	1/5/16	300,000		180,436
Corp Andina De Fomento,
Sr. Unscd. Notes		4.38	6/15/22	110,000		119,568
Corp Andina De Formento,
Sr. Unscd. Notes		3.75	1/15/16	345,000		362,090
Eurasian Development Bank,
Sr. Unscd. Notes		7.38	9/29/14	425,000	c	467,500
Irish Government,
Bonds	EUR	5.50	10/18/17	300,000		362,736
Italian Government,
Bonds	EUR	5.50	9/1/22	150,000		177,887
Lithuanian Government,
Sr. Unscd. Notes		6.63	2/1/22	215,000	c	255,904
Mexican Government,
Bonds, Ser. M	MXN	9.00	6/20/13	8,955,000		699,487
Petroleos De Venezuela,
Gtd. Notes		5.25	4/12/17	525,000		386,557
Petroleos Mexicanos,
Gtd. Notes		5.50	1/21/21	150,000		175,500
Philippine Government,
Sr. Unscd. Bonds	PHP	6.25	1/14/36	13,000,000		354,600
Queensland Treasury,
Gov't Gtd. Notes, Ser. 21	AUD	6.00	6/14/21	280,000		342,122
Slovakian Government,
Sr. Unscd. Notes		4.38	5/21/22	650,000	c	672,750
Slovakian Government,
Sr. Unscd. Notes, Ser. 219	EUR	4.63	1/19/17	125,000		171,272
South African Government,
Bonds, Ser. R209	ZAR	6.25	3/31/36	3,840,000		377,617
Spanish Government,
Sr. Unsub. Bonds	EUR	5.85	1/31/22	155,000		179,111
						5,285,137
Health Care--3.8%
Biomet,
Gtd. Notes		10.00	10/15/17	75,000		80,250
CHS/Community Health Systems,
Gtd. Notes		7.13	7/15/20	175,000		183,531
DaVita,
Gtd. Notes		6.63	11/1/20	260,000		276,900
Express Scripts Holding,
Gtd. Notes		2.75	11/21/14	200,000	c	206,299
Fresenius Medical Care II,
Gtd. Notes		5.63	7/31/19	200,000	c	215,250
HCA,
Sr. Scd. Notes		5.88	3/15/22	170,000		183,813
Life Technologies,
Sr. Unscd. Notes		3.50	1/15/16	215,000		225,287
						1,371,330
Information Technology--.8%
First Data,
Gtd. Notes		10.55	9/24/15	95,000	d	97,850
Xerox,
Sr. Unscd. Notes		2.95	3/15/17	175,000		177,097
						274,947
Materials--5.4%
ArcelorMittal,
Sr. Unscd. Notes		3.75	3/1/16	105,000		105,410
ArcelorMittal,
Sr. Unscd. Notes		4.50	2/25/17	90,000		89,186
ArcelorMittal,
Sr. Unscd. Notes		5.25	8/5/20	70,000		67,784

Ardagh Packaging Finance,
Sr. Scd. Notes		7.38	10/15/17	200,000	c	215,500
Beverage Packaging Holdings
Luxembourg II, Gtd. Notes	EUR	8.00	12/15/16	50,000		60,290
CONSOL Energy,
Gtd. Notes		8.25	4/1/20	280,000		298,900
FMG Resources (August 2006),
Sr. Unscd. Notes		6.88	4/1/22	70,000	c,d	70,087
Georgia-Pacific,
Sr. Unscd. Debs.		7.70	6/15/15	170,000		198,338
Holcim US Finance Sarl & Cie,
Gtd. Notes		6.00	12/30/19	75,000	c	81,305
Ineos Finance,
Sr. Scd. Notes		7.50	5/1/20	75,000	c	76,500
LyondellBasell Industries,
Sr. Unscd. Notes		5.00	4/15/19	200,000		218,000
Peabody Energy,
Gtd. Notes		6.25	11/15/21	175,000	c	173,687
Taylor Morrison Communities,
Gtd. Notes		7.75	4/15/20	140,000	c	149,450
Teck Resources,
Gtd. Notes		2.50	2/1/18	125,000		125,434
						1,929,871
Municipal Bonds--.4%
Jefferson County,
Limited Obligation School
Warrants		5.25	1/1/14	150,000		150,468
Residential Mortgage Pass-Through Ctfs.--1.6%
Countrywide Alternative Loan
Trust, Ser. 2004-4CB, Cl. 1A5		5.50	4/25/34	277,059		286,211
Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-6, Cl. 1A2		0.52	7/25/35	75,260	b	60,737
MASTR Asset Securitization Trust,
Ser. 2003-11, Cl. 9A5		5.25	9/25/20	54,059		54,079
Paragon Mortgages,
Ser. 14A, Cl. A2C		0.67	9/15/39	224,977	b,c	175,130
						576,157
Telecommunications--3.0%
CC Holdings,
Sr. Scd. Notes		7.75	5/1/17	160,000	c	174,200
CenturyLink,
Sr. Unscd. Notes		5.15	6/15/17	120,000		126,465
Digicel Group,
Sr. Unscd. Notes		9.13	1/15/15	300,000	c	306,750
Nextel Communications,
Gtd. Notes, Ser. E		6.88	10/31/13	34,000	d	34,298
Nextel Communications,
Gtd. Notes, Ser. D		7.38	8/1/15	88,000		89,100
Richland Towers Funding,
Sr. Scd. Notes		4.61	3/15/41	92,526	c	96,222
Richland Towers Funding,
Sr. Scd. Notes		7.87	3/15/41	100,000	c	103,080
UPCB Finance VI,
Sr. Scd. Notes		6.88	1/15/22	150,000	c	156,750
Wind Acquisition Holdings Finance,
Sr. Scd. Notes		12.25	7/15/17	1	c	1
						1,086,866
U.S. Government Agencies/Mortgage-Backed--.6%
Government National Mortgage Association I:
Ser. 2011-53 (Interest
Only) 1.36%, 5/16/51				1,706,461	b,e	115,795
Ser. 2011-77 (Interest
Only) 1.53%, 4/16/42				1,277,591	b,e	95,372
						211,167
U.S. Government Securities--7.3%
U.S. Treasury Notes:
0.25%, 2/28/14				1,040,000		1,040,772

1.00%, 8/31/16			500,000		510,899
1.75%, 5/15/22			1,055,000	d	1,080,056
					2,631,727
Utilities--1.8%
Calpine,
Sr. Scd. Notes	7.50	2/15/21	85,000	c	94,988
Calpine,
Sr. Scd. Notes	7.88	1/15/23	165,000	c	188,513
Enel Finance International,
Gtd. Bonds	6.25	9/15/17	100,000	c,d	103,649
Puget Energy,
Sr. Scd. Notes	5.63	7/15/22	80,000	c	84,800
Puget Energy,
Sr. Scd. Notes	6.00	9/1/21	150,000		166,197
					638,147
Total Bonds and Notes
(cost $34,156,172)					35,154,477

Preferred Stocks--.8%			Shares		Value ($)
Financial
GMAC Capital Trust I,
Ser. 2, Cum. $2.41
(cost $260,550)			11,250	[b]	274,275
			Face Amount
			Covered by
Options Purchased--.2%			Contracts ($)		Value ($)
Call Options--.2%
10-Year USD LIBOR-BBA, October
2012 @ $ 1.50			3,100,000	f	22,087
U.S. Treasury 10 Years Notes
Futures, August 2012 @ $134.50			27,000	f	20,250
U.S. Treasury 30 Years Bonds
Futures, August 2012 @ $155			28,000	f	10,938
U.S. Treasury 30 Years Bonds
Futures, August 2012 @ $158			20,000	f	12,200
					65,475
Put Options--.0%
10-Year USD LIBOR-BBA,
November 2015 @ $ 5.81			1,500,000	f	9,980
Total Options
(cost $152,977)					75,455
			Principal
Short-Term Investments--.7%			Amount ($)		Value ($)
U.S. Treasury Bills;
0.09%, 8/16/12
(cost $259,990)			260,000	[g]	259,990

Other Investment--2.7%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $967,739)			967,739	[h]	967,739
Investment of Cash Collateral for
Securities Loaned--1.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $603,778)			603,778	[h]	603,778
Total Investments (cost $36,401,206)			103.9%		37,335,714
Liabilities, Less Cash and Receivables			(3.9%)		(1,393,534)
Net Assets			100.0%		35,942,180

BBA-British Bankers Association
LIBOR-London Interbank Offered Rate
USD-US Dollar

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar

BRL--Brazilian Real
EUR--Euro
GBP--British Pound
MXN--Mexican New Peso
PHP--Philippines Peso
ZAR--South African Rand
b	Variable rate security--interest rate subject to periodic change.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, these securities were valued at $11,065,293 or 30.8% of net assets.
d	Security, or portion thereof, on loan. At July 31, 2012, the value of the fund's securities on loan was $1,658,445 and the value of the collateral held by the fund was $1,708,408 , consisting of cash collateral of $603,778 and U.S.
Government and Agency securities valued at $1,104,630.
e	Notional face amount shown.
f	Non-income producing security.
g	Held by or on behalf of a counterparty for open financial futures positions.
h	Investment in affiliated money market mutual fund.

At July 31, 2012, net unrealized appreciation on investments was $934,508 of which $1,208,322 related to appreciated investment securities and $273,814 related to depreciated investment securities. At July 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	49.5
Asset/Mortgage-Backed	25.3
Foreign/Governmental	14.7
U.S. Government & Agencies	7.9
Short-Term/Money Market Investments	5.1
Preferred Stocks	.8
Municipal Bonds	.4
Options Purchased	.2
103.9

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2012 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2012($)

Financial Futures Long
U.S. Treasury Ultra Long Term Bonds	8	1,380,000	September 2012	30,036

Financial Futures Short
Australian 10 Year Bond	4	(528,405)	September 2012	1,898
U.S. Treasury 2 Year Notes	31	(6,838,794)	September 2012	(437)
U.S. Treasury 5 Year Notes	52	(6,488,625)	September 2012	(32,975)
U.S. Treasury 10 Year Notes	54	(7,271,438)	September 2012	(58,229)
U.S. Treasury 30 Year Bonds	14	(2,114,438)	September 2012	(19,251)

Gross Unrealized Appreciation				31,934
Gross Unrealized Depreciation				(110,892)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2012 (Unaudited)

		Number	Foreign				Unrealized
Forward Currency		of	Currency				Appreciation
Exchange Contracts		Contracts	Amounts		Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Euro,
Expiring:
8/1/2012a		1	299,942		367,249	369,050	1,801
8/2/2012b		1	294,810		364,522	362,736	(1,786)

Mexican New Peso,
Expiring:
8/29/2012	c	1	2,335,000		175,070	175,062	(8)
8/29/2012	d	1	2,335,000		175,225	175,063	(162)

Singapore Dollar,
Expiring
8/29/2012	c	1	810,000		641,838	650,911	9,073

Sales:				Proceeds ($)
Australian Dollar,
Expiring
8/29/2012	c	2	320,000		328,289	335,307	(7,018)

Brazilian Real,
Expiring
8/29/2012	c	1	355,000		172,920	172,272	648

British Pound,
Expiring:
8/29/2012	e	1	450,000		697,480	705,517	(8,037)
8/29/2012	f	1	165,000		256,136	258,690	(2,554)

Euro,
Expiring:
8/29/2012 a	1	300,000	367,431	369,249	(1,818)
8/29/2012 b	1	300,000	371,042	369,249	1,793
8/29/2012 g	1	445,000	539,781	547,719	(7,938)
8/29/2012 h	1	750,000	909,345	923,122	(13,777)

Japanese Yen,

Expiring
8/29/2012 e	1	53,630,000	684,021	686,681	(2,660)

Philippines Peso,
Expiring
8/29/2012 i	1	12,750,000	302,966	305,232	(2,266)

Gross Unrealized Appreciation					13,315
Gross Unrealized Depreciation					(48,024)

Counterparties:
a	Credit Suisse First Boston
b	Royal Bank of Scotland
c	Goldman, Sachs
d	JP Morgan Chase & Co.
e	Barclays Capital
f	Commonwealth Bank of Australia
g	Deutsche Bank
h	Morgan Stanley
i	Standard Chartered Bank

										Unrealized
				Notional	Reference		(Pay) /Receive		Market	Appreciation
SECURITY_ID	LONG_SHORT_T SHARES_PAR_VTRANS_CURRENCY			Amount	Entity	Counterparty	Fixed Rate (%)	Expriration	Value	(Depreciation) ($)
99IRSCTA5	SHORT	650,000.00	USD	650,000	USD - 6 Month Libor	Citibank	(1.72)	7/2/2022	(8,020)	(8,020)
99IRSCTC1	SHORT	130,000.00	USD	130,000	USD - 6 Month Libor	Citibank	(1.78)	7/3/2022	(2,305)	(2,305)
99NZDGS19	LONG	8,000,000.00	NZD	8,000,000	NZD - 6 Month Libor	Goldman, Sachs & Co.	2.60	6/29/2013	(1,853)	(1,853)
9AUDIRS18	SHORT	5,300,000.00	AUD	5,300,000	AUD - 3 Month Libor	Barclays	(3.17)	6/29/2013	4,792	4,792
9IRSAUDL5	SHORT	6,200,000.00	AUD	6,200,000	AUD - 3 Month Libor	Goldman, Sachs & Co.	(3.16)	6/28/2013	6,765	6,765
9IRSAUDP6	SHORT	2,500,000.00	AUD	2,500,000	AUD - 3 Month Libor	Barclays	(3.07)	7/18/2013	(3,470)	(3,470)
9NZDIRS15	LONG	6,700,000.00	NZD	6,700,000	NZD - 6 Month Libor	Barclays	2.58	7/2/2013	(3,061)	(3,061)
9NZDIRS72	LONG	3,300,000.00	NZD	3,300,000	NZD - 6 Month Libor	Barclays	2.51	7/19/2013	(3,361)	(3,361)

				AUD--Australian Dollar
				NZD--New Zealand Dollar

				Gross Unrealized Appreciation						11,557
				Gross Unrealized Depreciation						(22,070)

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund's investments:

		Level 2 -
	Level 1 -	Other	Level 3 -
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	6,004,609	-	6,004,609
Commercial Mortgage-Backed	-	2,512,291	-	2,512,291
Corporate Bonds+	-	17,782,921	-	17,782,921
Equity Securities - Domestic+	-	274,275	-	274,275
Foreign Government	-	5,285,137	-	5,285,137
Municipal Bonds	-	150,468	-	150,468
Mutual Funds	1,571,517	-	-	1,571,517
Residential Mortgage-Backed	-	576,157	-	576,157
U.S. Government Agencies/Mortgage-Backed	-	211,167	-	211,167
U.S. Treasury	-	2,891,717	-	2,891,717
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	13,315	-	13,315
Financial Futures++	31,934	-	-	31,934
Options Purchased	32,067	43,388	-	75,455
Swaps++	-	11,557	-	11,557
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(48,024)	-	(48,024)
Financial Futures++	(110,892)	-	-	(110,892)
Swaps++	-	(22,070)	-	(22,070)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. At June 30, 2012, the value of the collateral was 99.1% of the securitieson loan. The fund received additional collateral subsequent to period end which resulted in the market value of the collateral to be at least 100% of the market value of the securities on loan.

Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Managed Growth Fund
July 31, 2012 (Unaudited)

Common Stocks--93.8%	Shares	Value ($)
Banks--1.8%
JPMorgan Chase & Co.	90,000	3,240,000
Capital Goods--2.8%
Caterpillar	30,000	2,526,300
United Technologies	35,000	2,605,400
		5,131,700
Commercial & Professional Services--1.1%
Automatic Data Processing	35,000	1,979,250
Diversified Financials--1.9%
BlackRock	11,000	1,872,860
Franklin Resources	14,000	1,609,300
		3,482,160
Energy--20.9%
Apache	8,000	688,960
Chevron	70,000	7,670,600
ConocoPhillips	50,000	2,722,000
Exxon Mobil	113,512	9,858,517
Imperial Oil	45,000	1,929,150
Occidental Petroleum	60,000	5,221,800
Phillips 66	25,000	940,000
Royal Dutch Shell, Cl. A, ADR	72,000	4,910,400
Statoil, ADR	65,000	1,546,350
Total, ADR	65,000a	2,986,750
		38,474,527
Food & Staples Retailing--4.8%
Kraft Foods, Cl. A	47,271	1,877,131
Nestle, ADR	84,647	5,216,795
Whole Foods Market	19,000	1,743,820
		8,837,746
Food, Beverage & Tobacco--17.0%
Altria Group	115,000	4,136,550
Coca-Cola	119,000	9,615,200
PepsiCo	42,500	3,091,025
Philip Morris International	129,000	11,795,760
SABMiller	60,000	2,593,522
		31,232,057
Household & Personal Products--4.1%
Estee Lauder, Cl. A	47,000	2,461,860
Procter & Gamble	78,000	5,034,120
		7,495,980
Materials--5.0%
Air Products & Chemicals	18,000	1,447,740
Freeport-McMoRan Copper & Gold	65,000	2,188,550
General Electric	98,000	2,033,500
Praxair	20,500	2,127,080
Rio Tinto, ADR	30,000	1,386,300
		9,183,170
Media--3.2%
McGraw-Hill	28,000	1,314,880
News, Cl. A	38,000	874,760
Time Warner Cable	20,000	1,698,600
Walt Disney	40,000	1,965,600
		5,853,840

Pharmaceuticals, Biotech & Life Sciences--8.2%
Abbott Laboratories	65,000	4,310,150
Johnson & Johnson	60,500	4,187,810
Merck & Co.	18,000	795,060
Novo Nordisk, ADR	20,000	3,090,800
Roche Holding, ADR	60,000	2,661,600
		15,045,420
Retailing--8.8%
Arcos Dorados Holdings, Cl. A	45,000a	588,600
McDonald's	61,000	5,450,960
Target	59,000	3,578,350
Wal-Mart Stores	55,000	4,093,650
Walgreen	70,000	2,545,200
		16,256,760
Semiconductors & Semiconductor Equipment--7.3%
Intel	160,000	4,112,000
International Business Machines	27,000	5,291,460
QUALCOMM	27,500	1,641,200
Texas Instruments	75,000	2,043,000
Xilinx	10,000	324,000
		13,411,660
Technology Hardware & Equipment--6.9%
Apple	19,500	11,909,820
Cisco Systems	55,000	877,250
		12,787,070
Total Common Stocks
(cost $128,370,319)		172,411,340

Other Investment--6.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $12,677,179)	12,677,179[b]	12,677,179
Investment of Cash Collateral for
Securities Loaned--.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,349,288)	1,349,288[b]	1,349,288

Total Investments (cost $142,396,786)	101.4%	186,437,807
Liabilities, Less Cash and Receivables	(1.4%)	(2,664,162)
Net Assets	100.0%	183,773,645

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At July 31, 2012, the value of the fund's securities on loan was $1,308,593 and the value of the collateral held by the fund was $1,349,288.
b Investment in affiliated money market mutual fund.

At July 31, 2012, net unrealized appreciation on investments was $44,041,021 of which $51,146,103 related to appreciated investment securities and $7,105,082 related to depreciated investment securities. At July 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Energy	20.9
Food, Beverage & Tobacco	17.0
Retailing	8.8

Pharmaceuticals, Biotech & Life Sciences	8.2
Money Market Investments	7.6
Semiconductors & Semiconductor Equipment	7.3
Technology Hardware & Equipment	6.9
Materials	5.0
Food & Staples Retailing	4.8
Household & Personal Products	4.1
Media	3.2
Capital Goods	2.8
Diversified Financials	1.9
Banks	1.8
Commercial & Professional Services	1.1
101.4

† Based on net assets.

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund's investments:

	Level 1 -		Level 3 -
	Unadjusted	Level 2 - Other	Significant
	Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	145,501,073	-	-	145,501,073
Equity Securities - Foreign+	26,910,267	-	-	26,910,267
Mutual Funds	14,026,467	-	-	14,026,467

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 26, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	September 26, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)